INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          500 5th Ave., Suite 415
          New York, NY 10110

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
          Ernst & Young LLP
          111 East Kilbourn Avenue
          Milwaukee, WI 53202

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530



This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2003

                            [THE POTOMAC FUNDS LOGO]

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 5th Avenue, Suite 415
                               New York, NY 10110

                                 (800) 851-0511

Dear Shareholders,

This Semi-Annual Report covers the period from September 1, 2002 through February 28, 2003, a period during which news continued to be primarily negative. The financial markets digested widening accounting and corporate governance scandals, including the excesses at Tyco and further exposition of conflicts of interest on Wall Street. Unemployment and oil prices began to rise steadily and corporate earnings generally provided disappointing sales and revenue numbers. Public companies attempted to steady investors with promises of cost cuts since growth appeared elusive. In the middle of all the difficulties, the Chairman of the SEC stepped down after a series of political missteps that further alienated individual investors from the markets. Finally, toward the end of the calendar year, consumer confidence, which had been driving the economy, began falling badly.

Over time, the domestic situation receded in importance as international politics took center stage. President Bush raised the rhetoric towards Iraq in September, and though inspectors returned in December, the possibility of war weighed on the markets for months. In the meantime, North Korea made threatening noises. As America's intention to attack Iraq became clear, America's relations with Europe and the rest of the world deteriorated. Terrorism alerts also kept Americans on edge at home and abroad.

For all the bad news during the period, the markets did not perform as badly as we might have remembered, a sign that perhaps the precipitous declines are finally over. Nevertheless, for the period, the Dow declined 7.80%, the S&P 500 lost 7.29% and the Russell 2000 declined 7.07%. The Nasdaq 100, which has suffered the steepest losses since March 2000, was the sole bright spot, gaining 7.26%.

During the period covered by this Semi-Annual Report, the markets experienced considerable volatility within a narrow trading range. Such volatility can cause the Potomac Funds to achieve smaller gains or suffer larger losses than would be expected in light of a Fund's goal and the returns for the relevant index for the period. This phenomenon is a consequence of the attempt to hit daily targets in markets that are not well defined by trends. During the period, the Potomac Dow 30 Plus Fund lost 11.74%*, the Potomac U.S. Plus Fund lost 14.09%* and the Potomac Small Cap Plus Fund lost 12.67%*. The Potomac OTC Plus Fund was the sole positive on the Plus side, gaining 5.99%*. On the short side, the Potomac Small Cap/Short Fund gained 3.68%*, the Potomac OTC/Short Fund lost 13.65%* and the U.S./Short Fund gained 3.39%*. The Potomac Dow 30/Short Fund, which opened on November 5, 2002, gained 9.76%* between initial offering and the end of the period.

The Potomac Warwick Fund, an actively managed fund sub advised by Gustafson Baxter Financial Services, Inc., began operations on November 1, 2002. For the period, the Warwick Fund declined slightly, losing 3.85%*.

As I write this letter, the war in Iraq has ended more quickly than most expected, though the situation remains unstable. The major indexes have all moved into positive territory for the year. After three difficult years, we believe that the prospects for the U.S. equities markets are better than they have been for some time.

As always, we thank you for using our Funds and look forward to our continued mutual success.

Best regards,

/s/ Daniel O'Neill
Daniel O'Neill
The Potomac Funds

* Total returns include the effect of reinvesting dividends. Past performance does not guarantee future results. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                 U.S. PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 COMMON STOCKS - 71.4%*
   23,000     Standard & Poor's
                Depository Receipts
                Trust**                    $1,945,800
                                           ----------

              TOTAL COMMON STOCKS
                (Cost $2,031,960)           1,945,800
                                           ----------
---------------------------------------------------------
FACE AMOUNT                                   VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%*
$  76,389     Federal Home Loan Bank
                Discount Note 1.23%,
                03/26/2003                 $   76,324
  173,611     Federal Home Loan Bank
                Discount Note 1.23%,
                03/28/2003                    173,451
                                           ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $249,775)               249,775
                                           ----------

              TOTAL INVESTMENTS - 80.6%*
                (Cost $2,281,735)          $2,195,575
                                           ==========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    2        S&P 500 Index Futures
               Contracts Expiring March
               2003 (Underlying Face
               Amount at Market Value
               $420,450)                       $1,941
                                               ======

                                 U.S. PLUS FUND
                           SCHEDULE OF SWAP CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
 SWAP CONTRACTS PURCHASED
  2,160      S&P 500 Index Swap
               Contracts (Underlying
               Face Amount at Market
               Value $1,817,136)              $(2,371)
                                              =======

                     See notes to the financial statements.

                                U.S./SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.7%*
$3,697,222     Federal Home Loan Bank
                 Discount Note 1.23%,
                 03/26/2003                $ 3,694,064
 8,402,778     Federal Home Loan Bank
                 Discount Note 1.23%,
                 03/28/2003                  8,395,026
                                           -----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $12,089,090)         12,089,090
                                           -----------

               TOTAL INVESTMENTS -
                  60.7%*
                 (Cost $12,089,090)        $12,089,090
                                           ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY 28, 2003 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
30,000    Standard & Poor's Depository
            Receipts Trust                  $2,538,000
                                            ----------

          TOTAL SECURITIES SOLD SHORT
            (Proceeds $2,337,230)           $2,538,000
                                            ==========

                                U.S./SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   SHORT FUTURES CONTRACTS
    6        S&P 500 Index Futures
               Contracts Expiring March
               2003 (Underlying Face
               Amount at Market Value
               $1,261,350)                    $(10,752)
                                              ========

                                U.S./SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
 SWAP CONTRACTS PURCHASED
 20,397      S&P 500 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $17,157,345)             $24,417
                                              =======

                     See notes to the financial statements.

                                 OTC PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 COMMON STOCKS - 94.7%*
 88,642    Microsoft Corporation            $ 2,100,815
 55,879    Intel Corporation                    963,913
 62,175    Cisco Systems, Inc.**                869,207
 14,450    Amgen Inc.**                         789,548
 22,807    QUALCOMM Inc.                        788,666
 22,858    Comcast Corporation - Special
             Class A**                          667,911
 53,591    Oracle Corporation**                 640,948
 22,949    Dell Computer Corporation**          618,705
  5,546    eBay Inc.**                          434,917
 28,770    Nextel Communications, Inc. -
             Class A**                          405,082
 10,813    Maxim Integrated Products,
             Inc.                               373,481
  9,478    Bed Bath & Beyond Inc.**             313,153
 10,044    Linear Technology Corporation        308,049
 13,006    Starbucks Corporation**              304,991
  6,227    Intuit Inc.**                        295,907
 11,857    USA Interactive**                    290,852
 20,606    Applied Materials, Inc.**            267,466
  8,426    Biomet, Inc.                         254,718
 10,772    Xilinx, Inc.**                       246,679
  6,337    Chiron Corporation**                 231,427
  8,594    Paychex, Inc.                        225,335
  6,479    Genzyme Corporation (General
             Division)**                        202,015
  5,508    KLA-Tencor Corporation**             196,911
  4,249    Apollo Group, Inc. - Class
             A**                                196,899
  6,470    MedImmune, Inc.**                    194,165
  5,766    Fiserv, Inc.**                       183,935
 10,652    PeopleSoft, Inc.**                   182,149
  3,431    Electronic Arts Inc.**               181,157
 12,057    Apple Computer, Inc.**               180,976
  5,783    Costco Wholesale
             Corporation**                      176,497
  4,604    Teva Pharmaceutical
             Industries Ltd. ADR                173,939
 10,134    VERITAS Software
             Corporation**                      172,582
  4,918    Cintas Corporation                   165,097
 12,959    Altera Corporation**                 162,376
  6,026    EchoStar Communications
             Corporation - Class A**            158,665
  4,665    Gilead Sciences, Inc.**              158,610
  4,412    Biogen, Inc.**                       156,802
  5,577    Adobe Systems Incorporated           153,368
  3,129    PACCAR Inc.                          150,255
  3,585    Symantec Corporation**               145,085

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
  6,842    Yahoo! Inc.**                    $   142,656
  6,101    Amazon.com, Inc.**                   134,283
  7,614    Staples, Inc.**                      131,798
 13,671    Siebel Systems, Inc.**               117,981
 13,524    Flextronics International
             Ltd.**                             117,388
  4,007    IDEC Pharmaceuticals
             Corporation**                      115,201
 32,635    Sun Microsystems, Inc.**             112,264
  3,650    Novellus Systems, Inc.**             106,397
  4,067    Microchip Technology
             Incorporated                       103,505
 36,047    JDS Uniphase Corporation**           103,455
  2,102    CDW Computer Centers, Inc.**          91,773
  8,488    Network Appliance, Inc.**             90,143
  9,146    BEA Systems, Inc.**                   88,899
  1,674    Express Scripts, Inc.**               86,579
  5,778    Check Point Software
             Technologies, Ltd.**                85,919
  2,461    Expeditors International of
             Washington, Inc.                    84,142
  2,296    QLogic Corporation**                  81,301
  5,776    Smurfit-Stone Container
             Corporation**                       76,474
  4,748    American Power Conversion
             Corporation**                       74,259
  2,455    Lincare Holdings Inc.**               73,404
  1,658    Sigma-Aldrich Corporation             72,654
  2,166    Mercury Interactive
             Corporation**                       70,395
  1,364    Whole Foods Market, Inc.**            69,659
  1,576    Patterson Dental Company**            69,360
  4,868    PanAmSat Corporation**                67,470
  1,247    Pixar, Inc.**                         67,326
 12,343    CIENA Corporation**                   66,899
  1,634    Synopsys, Inc.**                      66,635
  1,969    Patterson-UTI Energy Inc.**           65,253
  4,481    Broadcom Corporation - Class
             A**                                 64,885
  1,812    DENTSPLY International, Inc.          63,203
  1,841    Ross Stores, Inc.                     62,981
  2,011    C.H. Robinson Worldwide, Inc.         61,758
  1,964    Lamar Advertising Company**           61,611
  2,538    First Health Group Corp.**            61,191
  4,894    Citrix Systems, Inc.**                58,728
  1,217    Cephalon, Inc.**                      58,599
 13,582    Sanmina-SCI Corporation**             58,403
  1,747    Fastenal Company                      58,105
  1,463    Ryanair Holdings plc ADR**            55,887
  2,645    Dollar Tree Stores, Inc.**            54,619

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2003 (UNAUDITED)

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
COMMON STOCK - 94.7% (CONTINUED)
  7,601    Millennium Pharmaceuticals,
             Inc.**                         $    54,423
 24,043    ADC Telecommunications,
             Inc.**                              53,856
  5,890    Juniper Networks, Inc.**              52,951
  2,360    Molex Incorporated                    52,557
  4,104    NVIDIA Corporation**                  51,792
  1,908    Gentex Corporation**                  51,287
  3,289    PETsMART, Inc.**                      49,171
  4,693    Comverse Technology, Inc.**           47,869
  5,389    VeriSign, Inc.**                      41,549
    986    Henry Schein, Inc.**                  39,440
  1,166    Invitrogen Corporation**              36,193
  5,656    Tellabs, Inc.**                       34,388
  5,006    RF Micro Devices, Inc.**              32,739
  1,450    ICOS Corporation**                    28,928
  2,872    TMP Worldwide Inc.**                  26,279
  6,282    Brocade Communications
             Systems, Inc.**                     25,316
  3,086    Human Genome Sciences, Inc.**         20,954
  5,615    Compuware Corporation**               20,719
  3,125    Telefonaktiebolaget LM
             Ericsson AB - SP ADR**              20,281
                                            -----------

           TOTAL COMMON STOCKS
             (Cost $14,598,537)              18,777,387
                                            -----------

           TOTAL INVESTMENTS - 94.7%*
             (Cost $14,598,537)             $18,777,387
                                            ===========

 * Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 OTC PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

----------------------------------------------------------
                                            UNREALIZED
CONTRACTS                                 APPRECIATION
----------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   59       NASDAQ 100 Index Futures
              Contracts Expiring March
              2003 (Underlying Face
              Amount at Market Value
              $5,961,950)                   $109,284
                                            ========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

-------------------------------------------------------
FACE AMOUNT                                   VALUE
-------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 78.2%*
$2,711,806    Federal Home Loan Bank     $2,709,489
                Discount Note 1.23%,
                03/26/2003
 6,163,194    Federal Home Loan Bank      6,157,509
                Discount Note 1.23%,     ----------
                03/28/2003

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $8,866,998)
                                          8,866,998
                                         ----------

              TOTAL INVESTMENTS - 78.2%*
                (Cost $8,866,998)
                                         $8,866,998
                                         ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
50,968    Microsoft Corporation          $ 1,207,942
32,129    Intel Corporation                  554,225
35,750    Cisco Systems, Inc.                499,785
 8,308    Amgen Inc.                         453,949
13,114    QUALCOMM Inc.                      453,482
13,143    Comcast Corporation - Special
            Class A                          384,039
30,814    Oracle Corporation                 368,535
13,195    Dell Computer Corporation          355,737
 3,189    eBay Inc.                          250,081
16,543    Nextel Communications, Inc. -
            Class A                          232,925
 6,217    Maxim Integrated Products,
            Inc.                             214,735
 5,450    Bed Bath & Beyond Inc.             180,068
 5,775    Linear Technology Corporation      177,119
 7,478    Starbucks Corporation              175,359
 3,581    Intuit Inc.                        170,169
 6,817    USA Interactive                    167,221
11,848    Applied Materials, Inc.            153,787
 4,845    Biomet, Inc.                       146,464
 6,194    Xilinx, Inc.                       141,843
 3,644    Chiron Corporation                 133,079
 4,942    Paychex, Inc.                      129,579
 3,725    Genzyme Corporation (General
            Division)                        116,146
 3,167    KLA-Tencor Corporation             113,220
 2,443    Apollo Group, Inc. - Class A       113,209
 3,720    MedImmune, Inc.                    111,637
 3,315    Fiserv, Inc.                       105,749
 6,125    PeopleSoft, Inc.                   104,738
 1,973    Electronic Arts Inc.               104,174
 6,933    Apple Computer, Inc.               104,064
 3,325    Costco Wholesale Corporation       101,479
 2,647    Teva Pharmaceutical
            Industries Ltd. ADR              100,004
 5,827    VERITAS Software Corporation        99,234
 2,828    Cintas Corporation                  94,936
 7,451    Altera Corporation                  93,361
 3,465    EchoStar Communications
            Corporation - Class A             91,233
 2,683    Gilead Sciences, Inc.               91,222
 2,537    Biogen, Inc.                        90,165
 3,207    Adobe Systems Incorporated          88,193
 1,799    PACCAR Inc.                         86,388
 2,062    Symantec Corporation                83,449
 3,934    Yahoo! Inc.                         82,024
 3,508    Amazon.com, Inc.                    77,211

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
 4,378    Staples, Inc.                  $    75,783
 7,861    Siebel Systems, Inc.                67,840
 7,776    Flextronics International Ltd       67,496
 2,304    IDEC Pharmaceuticals
            Corporation                       66,240
18,765    Sun Microsystems, Inc.              64,552
 2,099    Novellus Systems, Inc.              61,186
 2,338    Microchip Technology
            Incorporated                      59,502
20,727    JDS Uniphase Corporation            59,487
 1,209    CDW Computer Centers, Inc.          52,785
 4,880    Network Appliance, Inc.             51,826
 5,259    BEA Systems, Inc.                   51,118
   963    Express Scripts, Inc.               49,806
 3,322    Check Point Software
            Technologies, Ltd                 49,398
 1,415    Expeditors International of
            Washington, Inc.                  48,379
 1,320    QLogic Corporation                  46,741
 3,321    Smurfit-Stone Container
            Corporation                       43,970
 2,730    American Power Conversion
            Corporation                       42,697
 1,412    Lincare Holdings Inc.               42,219
   954    Sigma-Aldrich Corporation           41,804
 1,245    Mercury Interactive
            Corporation                       40,463
   784    Whole Foods Market, Inc.            40,039
   906    Patterson Dental Company            39,873
 2,799    PanAmSat Corporation                38,794
   717    Pixar, Inc.                         38,711
 7,097    CIENA Corporation                   38,466
   939    Synopsys, Inc.                      38,292
 1,132    Patterson-UTI Energy Inc.           37,515
 2,577    Broadcom Corporation - Class
            A                                 37,315
 1,042    DENTSPLY International, Inc.        36,345
 1,058    Ross Stores, Inc.                   36,194
 1,157    C.H. Robinson Worldwide, Inc.       35,532
 1,130    Lamar Advertising Company           35,448
 1,459    First Health Group Corp             35,177
 2,814    Citrix Systems, Inc.                33,768
   700    Cephalon, Inc.                      33,705
 7,809    Sanmina-SCI Corporation             33,579
 1,005    Fastenal Company                    33,426
   841    Ryanair Holdings plc ADR            32,126
 1,521    Dollar Tree Stores, Inc.            31,409
 4,371    Millennium Pharmaceuticals,
            Inc.                              31,296
13,824    ADC Telecommunications, Inc.        30,966
 3,387    Juniper Networks, Inc.              30,449
 1,357    Molex Incorporated                  30,220
 2,360    NVIDIA Corporation                  29,783

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (continued)
                         FEBRUARY 28, 2003 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
 1,097    Gentex Corporation             $    29,487
 1,891    PETsMART, Inc.                      28,270
 2,698    Comverse Technology, Inc.           27,520
 3,099    VeriSign, Inc.                      23,893
   567    Henry Schein, Inc.                  22,680
   671    Invitrogen Corporation              20,829
 3,252    Tellabs, Inc.                       19,766
 2,878    RF Micro Devices, Inc.              18,823
   834    ICOS Corporation                    16,639
 1,651    TMP Worldwide Inc.                  15,108
 3,612    Brocade Communications
            Systems, Inc.                     14,557

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
 1,774    Human Genome Sciences, Inc.    $    12,046
 3,228    Compuware Corporation               11,911
 1,797    Telefonaktiebolaget LM
            Ericsson AB - SP ADR              11,663
 4,689    Exodus Communications, Inc.             --
                                         -----------

          TOTAL SECURITIES SOLD SHORT
            (Proceeds $13,511,614)       $10,796,871
                                         ===========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

---------------------------------------------------------
                                           UNREALIZED
CONTRACTS                                DEPRECIATION
---------------------------------------------------------
   SHORT FUTURES CONTRACTS
    5       NASDAQ 100 Index Futures
            Contracts Expiring March
            2003 (Underlying Face
            Amount at Market Value
            $505,250)                      $(11,672)
                                           ========

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.0%*
$  947,222    Federal Home Loan Bank
                Discount Note 1.23%,
                03/26/2003                 $  946,413
 2,152,778    Federal Home Loan Bank
                Discount Note 1.23%,
                03/28/2003                  2,150,792
                                           ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $3,097,205)           3,097,205
                                           ----------

              TOTAL INVESTMENTS - 49.0%*
                (Cost $3,097,205)          $3,097,205
                                           ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED

    8        Russell 2000 Index Futures
               Contracts Expiring March
               2003 (Underlying Face
               Amount at Market Value
               $1,442,000)                    $(3,136)
                                              =======

                              SMALL CAP PLUS FUND
                           SCHEDULE OF SWAP CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
 SWAP CONTRACTS PURCHASED

 18,273      Russell 2000 Index Swap
               Contracts (Underlying
               Face Amount at Market
               Value $6,587,669)              $14,089
                                              =======

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.7%*

$9,625,000     Federal Home Loan Bank
                 Discount Note 1.23%,
                 03/26/2003                $ 9,616,779

21,875,000     Federal Home Loan Bank
                 Discount Note 1.23%,
                 03/28/2003                 21,854,820
                                           -----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
               (Cost $31,471,599)           31,471,599
                                           -----------

               TOTAL INVESTMENTS - 59.7%*
               (Cost $31,471,599)          $31,471,599
                                           ===========

* Calculated as a percentage of net assets.

                              SMALL CAP/SHORT FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED

   24        Russell 2000 Index Futures
               Contracts Expiring March
               2003 (Underlying Face
               Amount at Market Value
               $4,326,000)                    $(9,408)
                                              =======

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
SWAP CONTRACTS

 158,475     Russell 2000 Index Swap
               Contracts (Underlying
               Face Amount at Market
               Value $57,133,249)             $260,784
                                              ========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 88.8%*
   17,400     3M Co.                      $ 2,181,438
   17,400     The Proctor & Gamble
                Company                     1,424,364
   17,400     International Business
                Machines Corporation
                (IBM)                       1,356,330
   17,400     United Technologies
                Corporation                 1,019,292
   17,400     Merck & Co., Inc.               917,850
   17,400     Johnson & Johnson               912,630
   17,400     Wal-Mart Stores, Inc.           836,244
   17,400     Caterpillar Inc.                817,800
   17,400     The Coca-Cola Company           699,828
   17,400     Altria Group, Inc.              672,510
   17,400     E.I. du Pont de Nemours
                and Company                   638,058
   17,400     International Paper
                Company                       609,522
   17,400     Exxon Mobil Corporation         591,948
   17,400     General Motors
                Corporation                   587,598
   17,400     American Express Company        584,292
   17,400     Citigroup Inc.                  580,116
   17,400     Eastman Kodak Company           515,040
   17,400     The Boeing Company              479,544
   17,400     General Electric Company        418,470
   17,400     Microsoft Corporation           412,380
   17,400     The Home Depot, Inc.            408,030
   17,400     Honeywell International
                Inc.                          398,286
   17,400     J.P. Morgan Chase & Co.         394,632
   17,400     SBC Communications Inc.         361,920
   17,400     Alcoa Inc.                      356,700

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
   17,400     AT&T Corp.                      322,596
   17,400     Intel Corporation               300,150
   17,400     The Walt Disney Company         296,844
   17,400     Hewlett-Packard Company         275,790
   17,400     McDonald's Corporation          236,814
                                          -----------
              TOTAL COMMON STOCKS
                (Cost $18,247,501)         19,607,016
                                          -----------
---------------------------------------------------------
FACE AMOUNT                                   VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.0%*

 $206,250     Federal Home Loan Bank
                Discount Note 1.23%,
                03/26/2003                $   206,074

  468,750     Federal Home Loan Bank
                Discount Note 1.23%,
                03/28/2003                    468,317
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $674,391)               674,391
                                          -----------

              TOTAL INVESTMENTS - 91.8%*
                (Cost $18,921,892)        $20,281,407
                                          ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
  FUTURES CONTRACTS PURCHASED
   102       Dow Jones Industrial
               Average Index Futures
               Contracts Expiring March
               2003 (Underlying Face
               Amount at Market Value
               $8,078,400)                  $   (28,109)
                                            ===========

                     See notes to the financial statements.

                               DOW 30/SHORT FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2003 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2,811.80%

$3,055,556    Federal Home Loan Bank
                Discount Note 1.23%,
                03/26/2003                 $3,052,946
 6,944,444    Federal Home Loan Bank
                Discount Note 1.23%,
                03/28/2003                  6,938,038
                                           ----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $9,990,984)           9,990,984
                                           ----------

              TOTAL INVESTMENTS - 2,881.80%
                (Cost $9,990,984)          $9,990,984
                                           ==========

                     See notes to the financial statements.

                               DOW 30/SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY 28, 2003 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
1,500     Diamonds Trust Series I            $118,965
                                             --------

          TOTAL SECURITIES SOLD SHORT
          (Proceeds $121,936)                $118,965
                                             ========

                     See notes to the financial statements.

                               DOW 30/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   SHORT FUTURES CONTRACTS PURCHASED

    1        Dow Jones Industrial
               Average Index Futures
               Contracts Expiring March
               2003 (Underlying Face
               Amount at Market Value
               $79,200)                        $  (5)

    1        Dow Jones Industrial
               Average Index Mini
               Futures Contracts
               Expiring March 2003
               (Underlying Face Amount
               at Market Value $39,600)         (324)
                                               -----

             Total Short Futures
               Contract                        $(329)
                                               =====

                               DOW 30/SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                         FEBRUARY 28, 2003 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   SWAP CONTRACTS

   12        Dow Jones Industrial
               Average Index Swap
               Contracts (Underlying
               Face Amount at Market
               Value $96,214)                   $269
                                                ====

                     See notes to the financial statements.

                                  WARWICK FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2003 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.7%*

$10,144,444   Federal Home Loan Bank
                Discount Note 1.23%,
                03/26/2003                $10,135,779
23,055,556    Federal Home Loan Bank
                Discount Note 1.23%,
                03/28/2003                 23,034,287
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $33,170,066)         33,170,066
                                          -----------

              TOTAL INVESTMENTS - 99.7%*
                (Cost $33,170,066)        $33,170,066
                                          ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

-------------------------------------------------------
FACE AMOUNT                                   VALUE
-------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.1%*
$13,536,111   Federal Home Loan Bank
                Discount Note 1.23%,
                03/26/2003              $13,524,549
30,763,889    Federal Home Loan Bank
                Discount Note 1.23%,
                03/28/2003               30,735,509
                                        -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $44,260,058)       44,260,058
                                        -----------

              TOTAL INVESTMENTS -99.1%*
                (Cost $44,260,058)      $44,260,058
                                        ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2003

POTOMAC FUNDS                                              U.S. PLUS     U.S./SHORT      OTC PLUS
                                                              FUND          FUND           FUND
                                                          ------------   -----------   -------------
ASSETS:
Investments, at market value (Note 2)...................  $  2,195,575   $12,089,090   $  18,777,387
Cash....................................................        48,553        42,058              --
Receivable for Fund shares sold.........................        23,310     2,853,319       7,057,910
Receivable from Investment Advisor......................        17,051            --          13,252
Receivable from broker..................................       212,370            --          39,583
Deposit at broker.......................................       606,537     7,929,925         297,000
Dividends and interest receivable.......................            --            --           9,450
Other assets............................................        36,123       111,090          20,854
                                                          ------------   -----------   -------------
    Total Assets........................................     3,139,519    23,025,482      26,215,436
                                                          ------------   -----------   -------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0,
  $2,337,230, $0).......................................            --     2,538,000              --
Payable for Fund shares redeemed........................       151,489       345,922         155,786
Payable for investments purchased.......................            --            --       6,047,885
Payable to Investment Advisor...........................            --        15,089              --
Payable to Custodian....................................            --            --         144,055
Payable to broker.......................................            --       189,345              --
Accrued expenses and other liabilities..................       264,265        30,637          41,405
                                                          ------------   -----------   -------------
    Total Liabilities...................................       415,754     3,118,993       6,389,131
                                                          ------------   -----------   -------------
NET ASSETS..............................................  $  2,723,765   $19,906,489   $  19,826,305
                                                          ============   ===========   =============
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 37,559,968   $24,574,203   $ 126,660,841
Accumulated undistributed net investment income
  (loss)................................................      (112,518)     (211,725)       (181,157)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......   (34,637,095)   (4,268,884)   (110,941,513)
Net unrealized appreciation (depreciation) on:
  Investments...........................................       (86,160)           --       4,178,850
  Short positions.......................................            --      (200,770)             --
  Written options.......................................            --            --              --
  Futures...............................................          (430)       13,665         109,284
                                                          ------------   -----------   -------------
    Total Net Assets....................................  $  2,723,765   $19,906,489   $  19,826,305
                                                          ============   ===========   =============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $  2,400,231   $19,902,738   $  19,413,511
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................       378,709       452,792       2,886,788
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $       6.34   $     43.96   $        6.72
                                                          ============   ===========   =============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................  $     11,486   $     3,751   $     134,740
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................         1,852            86*         20,285
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $       6.20   $     43.76   $        6.64
                                                          ============   ===========   =============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................  $    312,048                 $     278,054
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................        50,547                        41,867
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $       6.17                 $        6.64
                                                          ============                 =============
Cost of Investments.....................................  $  2,281,735   $12,089,090   $  14,598,537
                                                          ============   ===========   =============

*Net Asset Value does not recalculate due to fractional shares outstanding.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2003

POTOMAC FUNDS                                              OTC/SHORT     SMALL CAP PLUS    SMALL CAP/SHORT
                                                             FUND             FUND              FUND
                                                          -----------    --------------    ---------------
ASSETS:
Investments, at market value (Note 2)...................  $ 8,866,998     $  3,097,205       $31,471,599
Cash....................................................       48,079            7,324           109,433
Receivable for Fund shares sold.........................      108,251        1,523,108        12,361,982
Receivable from Investment Advisor......................           --           30,784                --
Receivable from broker..................................           --          244,855                --
Deposit at broker.......................................   18,002,605        3,892,213        13,693,261
Other assets............................................       20,068           32,711           293,349
                                                          -----------     ------------       -----------
    Total Assets........................................   27,046,001        8,828,200        57,929,624
                                                          -----------     ------------       -----------
LIABILITIES:
Securities sold short, at value (Proceeds of
  $13,511,614, $0, $0)..................................   10,796,871               --                --
Payable for investments purchased.......................    2,516,841               --                --
Payable for Fund shares redeemed........................    2,362,582        2,076,303         4,925,405
Payable to Investment Advisor...........................        1,338               --            46,396
Payable to Custodian....................................           --               --                --
Payable to broker.......................................       10,309               --           201,555
Dividends Payable.......................................        6,794               --                --
Accrued expenses and other liabilities..................       13,563          427,576            51,520
                                                          -----------     ------------       -----------
    Total Liabilities...................................   15,708,298        2,503,879         5,224,876
                                                          -----------     ------------       -----------
NET ASSETS..............................................  $11,337,703     $  6,324,321       $52,704,748
                                                          ===========     ============       ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $30,622,554     $ 42,104,809       $50,394,478
Accumulated undistributed net investment income
  (loss)................................................      (46,948)        (238,234)         (218,875)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......  (21,940,974)     (35,553,207)        2,277,769
Net unrealized appreciation (depreciation) on:
  Investments...........................................           --               --                --
  Short positions.......................................    2,714,743               --                --
  Written options.......................................           --               --                --
  Futures...............................................      (11,672)          10,953           251,376
                                                          -----------     ------------       -----------
    Total Net Assets....................................  $11,337,703     $  6,324,321       $52,704,748
                                                          ===========     ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $11,337,703     $  5,609,762       $52,704,748
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................      671,114          782,805         1,152,298
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $     16.89     $       7.17       $     45.74
                                                          ===========     ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................                  $     14,093
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................                         1,977
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................                  $       7.13
                                                                          ============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................                  $    700,466
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................                        98,571
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................                  $       7.11
                                                                          ============
Cost of Investments.....................................  $ 8,866,998     $  3,097,205       $31,471,599
                                                          ===========     ============       ===========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2003

                                                                                                      U.S. GOVERNMENT
POTOMAC FUNDS                                             DOW 30 PLUS    DOW 30/SHORT     WARWICK      MONEY MARKET
                                                              FUND           FUND          FUND            FUND
                                                          ------------   ------------   -----------   ---------------
ASSETS:
Investments, at market value (Note 2)...................  $20,281,407    $ 9,990,984    $33,170,066     $44,260,058
Cash....................................................      209,287        129,773        103,734          61,899
Receivable for investments sold.........................           --             --             --              --
Receivable for Fund shares sold.........................    2,067,409             --         54,766         413,251
Receivable from Investment Advisor......................        2,803             --         11,678          23,424
Receivable from broker..................................       22,870             --             --              --
Deposit at broker.......................................      328,000      3,115,757             --              --
Dividends and interest receivable.......................       55,794             --             --             301
Other assets............................................       37,073         15,885          1,755          31,108
                                                          ------------   -----------    -----------     -----------
    Total Assets........................................   23,004,643     13,252,399     33,341,999      44,790,041
                                                          ------------   -----------    -----------     -----------
LIABILITIES:
Securities sold short, at value (Proceeds of $0,
  $121,936, $0, $0).....................................           --        118,965             --              --
Payable for Fund shares redeemed........................      863,564     12,756,512             --          60,880
Payable to Investment Advisor...........................           --          9,315             --              --
Payable to broker.......................................           --         16,663             --              --
Dividends Payable.......................................           --            374             --              --
Accrued expenses and other liabilities..................       54,377          3,878         68,581          65,055
                                                          ------------   -----------    -----------     -----------
    Total Liabilities...................................      917,941     12,905,707         68,581         125,935
                                                          ------------   -----------    -----------     -----------
NET ASSETS..............................................  $22,086,702    $   346,692    $33,273,418     $44,664,106
                                                          ============   ===========    ===========     ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $53,001,544    $   569,046    $34,657,825     $44,664,106
Accumulated undistributed net investment income
  (loss)................................................       98,301         (8,988)       (89,015)             --
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......  (32,344,549)      (216,277)    (1,295,392)             --
Net unrealized appreciation (depreciation) on:
  Investments...........................................    1,359,515             --             --              --
  Short positions.......................................           --          2,971             --              --
  Written options.......................................           --             --             --              --
  Futures...............................................      (28,109)           (60)            --              --
                                                          ------------   -----------    -----------     -----------
    Total Net Assets....................................  $22,086,702    $   346,692    $33,273,418     $44,664,106
                                                          ============   ===========    ===========     ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $21,438,424    $   346,692    $33,273,418     $33,312,857
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................    3,804,109          6,317      1,730,684      33,312,857
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      5.64    $     54.88    $     19.23     $      1.00
                                                          ============   ===========    ===========     ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................  $   222,845                                   $ 3,162,909
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................       40,081                                     3,162,909
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      5.56                                   $      1.00
                                                          ============                                  ===========
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................  $   425,433                                   $ 8,188,340
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)....................       76,826                                     8,188,340
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      5.54                                   $      1.00
                                                          ============                                  ===========
Cost of Investments.....................................  $18,921,892    $ 9,990,984    $33,170,066     $44,260,058
                                                          ============   ===========    ===========     ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2003

POTOMAC FUNDS                                              U.S. PLUS     U.S./SHORT      OTC PLUS
                                                              FUND          FUND           FUND
                                                          ------------   -----------   ------------
INVESTMENT INCOME:
Dividend income (net of withholding tax of $123 for the
  OTC Plus Fund)........................................  $    272,021   $        --   $     17,409
Interest income.........................................        46,228        78,007          5,482
Interest income on swaps................................            --        83,586             --
                                                          ------------   -----------   ------------
    Total investment income.............................       318,249       161,593         22,891
                                                          ------------   -----------   ------------
EXPENSES:
Investment advisory fees................................        93,617        81,608         86,885
Distribution expenses - Investor Class..................            --            --         22,537
Distribution expenses - Advisor Class...................         1,328         1,853          1,037
Distribution expenses - Broker Class....................         1,775            --          1,446
Administration fees.....................................        13,079         9,751         12,529
Shareholder servicing fees..............................         9,808         7,366          8,970
Fund accounting fees....................................        16,924        12,587         17,939
Custody fees............................................         4,387         3,229          4,093
Federal and state registration..........................        32,068        19,890         17,238
Professional fees.......................................        16,198        12,907         15,011
Amortization of organizational expenses.................           414           568            414
Reports to shareholders.................................        13,378         9,843         12,491
Trustees' fees and expenses.............................         1,954         1,437          1,824
Other...................................................         2,706         1,819          2,308
Advisor expense waiver recovery (Note 5)................        13,907        15,813             --
                                                          ------------   -----------   ------------
    Total expenses before waiver, reimbursement of
      expenses, interest expense on swaps and dividends
      on short positions................................       221,543       178,671        204,722
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................          (762)           --           (674)
                                                          ------------   -----------   ------------
    Net expenses before interest expense on swaps and
      dividends on short positions......................       220,781       178,671        204,048
    Interest expense on swaps...........................       209,987            --             --
    Dividends on short positions........................            --       194,647             --
                                                          ------------   -----------   ------------
    Total expenses......................................       430,768       373,318        204,048
                                                          ------------   -----------   ------------
NET INVESTMENT INCOME (LOSS)............................      (112,519)     (211,725)      (181,157)
                                                          ------------   -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................    (2,812,473)           --     (7,457,643)
  Short positions.......................................            --       786,321             --
  Written option contracts expired or closed............            --            --             --
  Futures...............................................    (8,958,195)   (1,443,815)    (2,959,862)
                                                          ------------   -----------   ------------
                                                           (11,770,668)     (657,494)   (10,417,505)
                                                          ------------   -----------   ------------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................       883,914            --      3,802,978
  Short positions.......................................            --      (269,433)            --
  Written options.......................................            --            --             --
  Futures...............................................     1,592,002       (13,778)     1,840,485
                                                          ------------   -----------   ------------
                                                             2,475,916      (283,211)     5,643,463
                                                          ------------   -----------   ------------
    Net realized and unrealized gain (loss) on
      investments.......................................    (9,294,752)     (940,705)    (4,774,042)
                                                          ------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $ (9,407,271)  $(1,152,430)  $ (4,955,199)
                                                          ============   ===========   ============

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2003

POTOMAC FUNDS                                             OTC/SHORT   SMALL CAP PLUS   SMALL CAP/SHORT
                                                            FUND           FUND             FUND
                                                          ---------   --------------   ---------------
INVESTMENT INCOME:
Dividend income.........................................  $     --     $   256,707       $       --
Interest income.........................................    24,859         135,678          134,858
Interest income on Swaps................................        --              --          197,041
                                                          ---------    -----------       ----------
    Total investment income.............................    24,859         392,385          331,899
                                                          ---------    -----------       ----------
EXPENSES:
Investment advisory fees................................    28,890         117,542          141,493
Distribution expenses - Investor Class..................        --          22,830           58,577
Distribution expenses - Advisor Class...................        --           1,833               --
Distribution expenses - Broker Class....................        --          30,553               --
Administration fees.....................................     4,638          15,388           12,887
Shareholder servicing fees..............................     2,540          12,770           12,436
Fund accounting fees....................................     7,513          20,130           18,362
Custody fees............................................     1,147           5,469            5,620
Federal and state registration..........................    10,479          32,106           16,652
Professional fees.......................................     5,603          19,874           17,733
Amortization of organizational expenses.................       380              --               --
Reports to shareholders.................................     3,498          16,688           17,138
Trustees' fees and expenses.............................       511           2,437            2,502
Other...................................................       646           3,084            3,167
Advisor expense waiver recovery (Note 5)................        --              --               --
                                                          ---------    -----------       ----------
    Total expenses before waiver, reimbursement of
      expenses, interest expense on Swaps and dividends
      on short positions................................    65,845         300,704          306,567
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................    (3,250)         (2,474)              --
                                                          ---------    -----------       ----------
    Net expenses before interest expense on Swaps and
      dividends on short positions......................    62,595         298,230          306,567
    Interest expense on Swaps...........................        --         332,389               --
    Dividends on short positions........................     9,212              --          244,207
                                                          ---------    -----------       ----------
    Total expenses......................................    71,807         630,619          550,774
                                                          ---------    -----------       ----------
NET INVESTMENT INCOME (LOSS)............................   (46,948)       (238,234)        (218,875)
                                                          ---------    -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................        --        (611,601)              --
  Short positions.......................................   (45,505)             --               --
  Written option contracts expired or closed............        --              --               --
  Futures...............................................  (106,027)     (7,278,144)       2,818,444
                                                          ---------    -----------       ----------
                                                          (151,532)     (7,889,745)       2,818,444
                                                          ---------    -----------       ----------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................        --         553,495               --
  Short positions.......................................  (767,759)             --               --
  Written options.......................................        --              --               --
  Futures...............................................   (23,773)         63,056          469,576
                                                          ---------    -----------       ----------
                                                          (791,532)        616,551          469,576
                                                          ---------    -----------       ----------
    Net realized and unrealized gain (loss) on
      investments.......................................  (943,064)     (7,273,194)       3,288,020
                                                          ---------    -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $(990,012)   $(7,511,428)      $3,069,145
                                                          =========    ===========       ==========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                         PERIOD ENDED FEBRUARY 28, 2003

                                                                            DOW 30/SHORT             WARWICK
                                                                                FUND                   FUND
POTOMAC FUNDS                                             DOW 30 PLUS   November 5, 2002(1)    November 1, 2002(1)
                                                             FUND       to February 28, 2003   to February 28, 2003
                                                          -----------   --------------------   --------------------
INVESTMENT INCOME:
Dividend income.........................................  $  350,140         $      --             $     1,038
Interest income.........................................       7,081             3,483                 136,039
Interest income on Swaps................................          --             1,225                      --
                                                          -----------        ---------             -----------
    Total investment income.............................     357,221             4,708                 137,077
                                                          -----------        ---------             -----------
EXPENSES:
Investment advisory fees................................     115,491             3,014                 113,046
Distribution expenses - Investor Class..................      27,712                --                  28,262
Distribution expenses - Advisor Class...................       1,531                --                      --
Distribution expenses - Broker Class....................       2,141                --                      --
Administration fees.....................................      15,049             1,904                   9,343
Shareholder servicing fees..............................      12,043               257                   9,027
Fund accounting fees....................................      20,284             2,026                  12,710
Custody fees............................................       5,427               123                   3,975
Federal and state registration..........................      24,001             4,843                   9,510
Licensing fees..........................................       8,109                --                      --
Professional fees.......................................      18,659             2,829                  15,236
Amortization of organizational expenses.................          --                --                      --
Reports to shareholders.................................      16,552               375                  22,129
Trustees' fees and expenses.............................       2,417                55                   1,771
Other...................................................       3,058                69                   2,242
Advisor expense waiver recovery (Note 5)................          --                --                      --
                                                          -----------        ---------             -----------
    Total expenses before waiver, reimbursement of
      expenses and dividends on short positions.........     272,474            15,495                 227,251
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................        (165)           (9,626)                 (1,158)
                                                          -----------        ---------             -----------
    Net expenses before dividends on short positions....     272,309             5,869                 226,093
    Dividends on short positions........................          --             7,827                      --
                                                          -----------        ---------             -----------
    Total expenses......................................     272,309            13,696                 226,093
                                                          -----------        ---------             -----------
NET INVESTMENT INCOME (LOSS)............................      84,912            (8,988)                (89,016)
                                                          -----------        ---------             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................  (6,917,596)               --              (1,295,391)
  Short positions.......................................          --           (86,148)                     --
  Written option contracts expired or closed............          --                --                      --
  Futures...............................................  (3,029,736)         (130,129)                     --
                                                          -----------        ---------             -----------
                                                          (9,947,332)         (216,277)             (1,295,391)
                                                          -----------        ---------             -----------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................    (253,278)               --                      --
  Short positions.......................................          --             2,971                      --
  Written options.......................................          --                --                      --
  Futures...............................................     495,967               (60)                     --
                                                          -----------        ---------             -----------
                                                             242,689             2,911                      --
                                                          -----------        ---------             -----------
    Net realized and unrealized gain (loss) on
      investments.......................................  (9,704,643)         (213,366)             (1,295,391)
                                                          -----------        ---------             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $(9,619,731)       $(222,354)            $(1,384,407)
                                                          ===========        =========             ===========


                                                          U.S. GOVERNMENT
POTOMAC FUNDS                                              MONEY MARKET
                                                               FUND
                                                          ---------------
INVESTMENT INCOME:
Dividend income.........................................     $     --
Interest income.........................................      325,383
Interest income on Swaps................................           --
                                                             --------
    Total investment income.............................      325,383
                                                             --------
EXPENSES:
Investment advisory fees................................      106,034
Distribution expenses - Investor Class..................           --
Distribution expenses - Advisor Class...................       19,947
Distribution expenses - Broker Class....................       24,501
Administration fees.....................................       18,719
Shareholder servicing fees..............................       17,309
Fund accounting fees....................................       25,187
Custody fees............................................        7,483
Federal and state registration..........................       28,765
Licensing fees..........................................           --
Professional fees.......................................       26,384
Amortization of organizational expenses.................          414
Reports to shareholders.................................       22,821
Trustees' fees and expenses.............................        3,332
Other...................................................        4,217
Advisor expense waiver recovery (Note 5)................           --
                                                             --------
    Total expenses before waiver, reimbursement of
      expenses and dividends on short positions.........      305,113
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................      (75,212)
                                                             --------
    Net expenses before dividends on short positions....      229,901
    Dividends on short positions........................           --
                                                             --------
    Total expenses......................................      229,901
                                                             --------
NET INVESTMENT INCOME (LOSS)............................       95,482
                                                             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................           --
  Short positions.......................................           --
  Written option contracts expired or closed............           --
  Futures...............................................           --
                                                             --------
                                                                   --
                                                             --------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................           --
  Short positions.......................................           --
  Written options.......................................           --
  Futures...............................................           --
                                                             --------
                                                                   --
                                                             --------
    Net realized and unrealized gain (loss) on
      investments.......................................           --
                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................     $ 95,482
                                                             ========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2003

                                                                    U.S. PLUS FUND                        U.S./SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 28, 2003     Year Ended      February 28, 2003     Year Ended
                                                             (Unaudited)      August 31, 2002      (Unaudited)      August 31, 2002
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $    (112,519)     $     (43,115)     $    (211,725)     $    (102,603)
Net realized gain (loss) on investments sold, securities
  sold short and futures................................      (11,770,668)        (2,088,852)          (657,494)           646,789
Change in unrealized appreciation (depreciation) on
  investments, short positions and futures..............        2,475,916         (2,101,698)          (283,211)          (120,312)
                                                            -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets resulting from
      operations........................................       (9,407,271)        (4,233,665)        (1,152,430)           423,874
                                                            -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                                                   (49,941)
Net realized gains......................................                                                                        --
                                                                                                                     -------------
    Total distributions.................................                                                                   (49,941)
                                                                                                                     -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      143,906,962        444,980,979        239,136,148        147,870,421
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --                 --             49,177
Cost of shares redeemed.................................     (190,702,972)      (392,992,651)      (226,907,712)      (160,320,063)
                                                            -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      (46,796,010)        51,988,328         12,228,436        (12,400,465)
                                                            -------------      -------------      -------------      -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................       13,042,566         63,346,851         15,877,098         84,897,682
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --                 --                 --
Cost of shares redeemed.................................      (13,856,431)       (63,242,706)       (15,776,992)       (84,881,862)
                                                            -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         (813,865)           104,145            100,106             15,820
                                                            -------------      -------------      -------------      -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................           36,273            541,568
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --
Cost of shares redeemed.................................          (60,928)          (475,742)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................          (24,655)            65,826
                                                            -------------      -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.............      (57,041,801)        47,924,634         11,176,112        (12,010,712)
                                                            -------------      -------------      -------------      -------------
NET ASSETS:
Beginning of period.....................................       59,765,566         11,840,932          8,730,377         20,741,089
                                                            -------------      -------------      -------------      -------------
End of period...........................................    $   2,723,765      $  59,765,566      $  19,906,489      $   8,730,377
                                                            =============      =============      =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $    (112,518)     $          --      $    (211,725)     $          --
                                                            -------------      -------------      -------------      -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2003

                                                                     OTC PLUS FUND                         OTC/SHORT FUND
                                                          -----------------------------------   ------------------------------------
POTOMAC FUNDS                                             Six Months Ended                      Six Months Ended
                                                          February 28, 2003     Year Ended      February 28, 2003      Year Ended
                                                             (Unaudited)      August 31, 2002      (Unaudited)       August 31, 2002
                                                          -----------------   ---------------   -----------------    ---------------
OPERATIONS:
Net investment income (loss)............................    $    (181,157)     $    (453,564)     $    (46,948)       $     (70,725)
Net realized gain (loss) on investments sold, securities
  sold short and futures................................      (10,417,505)        (8,645,193)         (151,532)          (2,177,972)
Change in unrealized appreciation (depreciation) on
  investments, short positions and futures..............        5,643,463        (12,319,104)         (791,532)           1,369,698
                                                            -------------      -------------      ------------        -------------
    Net increase (decrease) in net assets resulting from
      operations........................................       (4,955,199)       (21,417,861)         (990,012)            (878,999)
                                                            -------------      -------------      ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                                                    (36,513)
Net realized gains......................................                                                                         --
                                                                                                                      -------------
    Total distributions.................................                                                                    (36,513)
                                                                                                                      -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      143,460,266        282,135,454        44,712,680          191,061,271
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --                --               25,527
Cost of shares redeemed.................................     (176,296,596)      (239,511,237)      (37,961,478)        (189,332,194)
                                                            -------------      -------------      ------------        -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      (32,836,330)        42,624,217         6,751,202            1,754,604
                                                            -------------      -------------      ------------        -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................          495,656          7,235,063
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --
Cost of shares redeemed.................................         (642,183)        (7,006,963)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         (146,527)           228,100
                                                            -------------      -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................           12,320            588,750
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --
Cost of shares redeemed.................................          (64,047)          (359,833)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................          (51,727)           228,917
                                                            -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      (37,989,783)        21,663,373         5,761,190              839,092
                                                            -------------      -------------      ------------        -------------
NET ASSETS:
Beginning of period.....................................       57,816,088         36,152,715         5,576,513            4,737,421
                                                            -------------      -------------      ------------        -------------
End of period...........................................    $  19,826,305      $  57,816,088      $ 11,337,703        $   5,576,513
                                                            =============      =============      ============        =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $    (181,157)     $          --      $    (46,948)       $          --
                                                            -------------      -------------      ------------        -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2003

                                                                  SMALL CAP PLUS FUND                  SMALL CAP/SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 28, 2003     Year Ended      February 28, 2003     Year Ended
                                                             (Unaudited)      August 31, 2002      (Unaudited)      August 31, 2002
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $    (238,234)     $     (75,771)     $    (218,875)    $      (223,439)
Net realized gain (loss) on investments sold, securities
  sold short and futures................................       (7,889,745)        (7,353,826)         2,818,444           9,689,007
Change in unrealized appreciation (depreciation) on
  investments, short positions and futures..............          616,551           (788,752)           469,576            (614,687)
                                                            -------------      -------------      -------------     ---------------
    Net increase (decrease) in net assets resulting from
      operations........................................       (7,511,428)        (8,218,349)         3,069,145           8,850,881
                                                            -------------      -------------      -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                            (520,652)                --            (269,999)
Net realized gains......................................                                  --         (2,812,521)                 --
                                                                               -------------      -------------     ---------------
    Total distributions.................................                            (520,652)        (2,812,521)           (269,999)
                                                                               -------------      -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................                             (11,452)
Net realized gains......................................                                  --
                                                                               -------------
    Total distributions.................................                             (11,452)
                                                                               -------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................                             (28,670)
Net realized gains......................................                                  --
                                                                               -------------
    Total distributions.................................                             (28,670)
                                                                               -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      218,677,170        451,987,289        296,100,943       1,130,660,771
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --            482,054          2,742,697             263,232
Cost of shares redeemed.................................     (211,568,484)      (448,273,175)      (285,456,018)     (1,131,012,063)
                                                            -------------      -------------      -------------     ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        7,108,686          4,196,168         13,387,622             (88,060)
                                                            -------------      -------------      -------------     ---------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................        4,300,054         28,774,521
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --              9,763
Cost of shares redeemed.................................       (4,626,245)       (28,304,804)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         (326,191)           479,480
                                                            -------------      -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................           40,586        150,644,541
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                536
Cost of shares redeemed.................................       (8,999,090)      (137,138,955)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       (8,958,504)        13,506,122
                                                            -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................       (9,687,437)         9,402,647         13,644,246           8,492,822
                                                            -------------      -------------      -------------     ---------------
NET ASSETS:
Beginning of period.....................................       16,011,758          6,609,111         39,060,502          30,567,680
                                                            -------------      -------------      -------------     ---------------
End of period...........................................    $   6,324,321      $  16,011,758      $  52,704,748     $    39,060,502
                                                            =============      =============      =============     ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $    (238,234)     $          --      $    (218,875)    $            --
                                                            -------------      -------------      -------------     ---------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2003

                                                                                                       DOW 30
                                                                   DOW 30 PLUS FUND                  SHORT/FUND
                                                          -----------------------------------   --------------------
POTOMAC FUNDS                                             Six Months Ended                      November 5, 2002(1)
                                                          February 28, 2003     Year Ended      to February 28, 2003
                                                             (Unaudited)      August 31, 2002       (Unaudited)
                                                          -----------------   ---------------   --------------------
OPERATIONS:
Net investment income (loss)............................    $      84,912      $      13,446        $     (8,988)
Net realized gain (loss) on investments sold, securities
  sold short and futures................................       (9,947,332)       (13,397,417)           (216,277)
Change in unrealized appreciation (depreciation) on
  investments, short positions and futures..............          242,689            242,861               2,911
                                                            -------------      -------------        ------------
    Net increase (decrease) in net assets resulting from
      operations........................................       (9,619,731)       (13,141,110)           (222,354)
                                                            -------------      -------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                             (34,554)
Net realized gains......................................                                  --
                                                                               -------------
    Total distributions.................................                             (34,554)
                                                                               -------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................                                (771)
Net realized gains......................................                                  --
                                                                               -------------
    Total distributions.................................                                (771)
                                                                               -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      192,879,210        392,537,678          35,736,267
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --             23,863                  --
Cost of shares redeemed.................................     (215,975,312)      (343,918,540)        (35,167,221)
                                                            -------------      -------------        ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      (23,096,102)        48,643,001             569,046
                                                            -------------      -------------        ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................       20,352,311        100,893,971
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --
Cost of shares redeemed.................................      (20,155,738)       (98,974,574)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................          196,573          1,919,397
                                                            -------------      -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................          106,344            676,101
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                771
Cost of shares redeemed.................................          (97,054)          (121,646)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................            9,290            555,226
                                                            -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      (32,509,970)        37,941,189             346,692
                                                            -------------      -------------        ------------
NET ASSETS:
Beginning of period.....................................       54,596,672         16,655,483                  --
                                                            -------------      -------------        ------------
End of period...........................................    $  22,086,702      $  54,596,672        $    346,692
                                                            =============      =============        ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $      98,301      $      13,389        $     (8,988)
                                                            -------------      -------------        ------------


                                                              WARWICK FUND
                                                          --------------------
POTOMAC FUNDS                                             November 1, 2002(1)
                                                          to February 28, 2003
                                                              (Unaudited)
                                                          --------------------
OPERATIONS:
Net investment income (loss)............................      $   (89,016)
Net realized gain (loss) on investments sold, securities
  sold short and futures................................       (1,295,391)
Change in unrealized appreciation (depreciation) on
  investments, short positions and futures..............               --
                                                              -----------
    Net increase (decrease) in net assets resulting from
      operations........................................       (1,384,407)
                                                              -----------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................
Net realized gains......................................
    Total distributions.................................
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................
Net realized gains......................................
    Total distributions.................................
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................       38,039,379
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --
Cost of shares redeemed.................................       (3,381,554)
                                                              -----------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       34,657,825
                                                              -----------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................
Cost of shares redeemed.................................
    Net increase (decrease) in net assets resulting from
      capital share transactions........................
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................
Cost of shares redeemed.................................
    Net increase (decrease) in net assets resulting from
      capital share transactions........................
TOTAL INCREASE (DECREASE) IN NET ASSETS.................       33,273,418
                                                              -----------
NET ASSETS:
Beginning of period.....................................               --
                                                              -----------
End of period...........................................      $33,273,418
                                                              ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................      $   (89,015)
                                                              -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2003

                                                                 U.S. GOVERNMENT MONEY
                                                                      MARKET FUND
                                                          -----------------------------------
                                                          Six Months Ended
POTOMAC FUNDS                                             February 28, 2003     Year Ended
                                                             (Unaudited)      August 31, 2002
                                                          -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $      95,482     $       628,252
Net realized gain (loss) on investments sold............               --                  --
Change in unrealized appreciation (depreciation) on
  investments...........................................               --                  --
                                                            -------------     ---------------
    Net increase (decrease) in net assets resulting from
      operations........................................           95,482             628,252
                                                            -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................          (93,452)           (566,177)
Net realized gains......................................               --                  --
                                                            -------------     ---------------
    Total distributions.................................          (93,452)           (566,177)
                                                            -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................             (934)            (33,051)
Net realized gains......................................               --                  --
                                                            -------------     ---------------
    Total distributions.................................             (934)            (33,051)
                                                            -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................           (1,096)            (29,024)
Net realized gains......................................               --                  --
                                                            -------------     ---------------
    Total distributions.................................           (1,096)            (29,024)
                                                            -------------     ---------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      285,493,892       1,148,146,938
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................           79,216             471,364
Cost of shares redeemed.................................     (303,063,642)     (1,158,953,165)
                                                            -------------     ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      (17,490,534)        (10,334,863)
                                                            -------------     ---------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................       34,673,633         182,001,632
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              795              28,200
Cost of shares redeemed.................................      (38,405,428)       (194,446,485)
                                                            -------------     ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       (3,731,000)        (12,416,653)
                                                            -------------     ---------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................        7,972,115         142,481,299
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................            1,066              26,942
Cost of shares redeemed.................................       (2,852,209)       (154,935,587)
                                                            -------------     ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        5,120,972         (12,427,346)
                                                            -------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      (16,100,562)        (35,178,862)
                                                            -------------     ---------------
NET ASSETS:
Beginning of period.....................................       60,764,668          95,943,530
                                                            -------------     ---------------
End of period...........................................    $  44,664,106     $    60,764,668
                                                            =============     ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $          --     $        13,345
                                                            -------------     ---------------

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period

                                                                  U.S. PLUS FUND
POTOMAC FUNDS                   ----------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
                                ----------------------------------------------------------------------------------
                                Six Months Ended
                                February 28, 2003          Year Ended           Year Ended           Year Ended
                                   (Unaudited)           August 31, 2002      August 31, 2001      August 31, 2000
                                -----------------        ---------------      ---------------      ---------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $     7.38              $     10.44          $     17.00          $     14.56
                                   ----------              -----------          -----------          -----------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(4)....................          (0.03)(11)               (0.02)(11)           (0.04)                0.01
Net realized and unrealized
 gain (loss) on
 investments(6)...............          (1.01)                   (3.04)               (6.52)                2.43
                                   ----------              -----------          -----------          -----------
   Total from investment
     operations...............          (1.04)                   (3.06)               (6.56)                2.44
                                   ----------              -----------          -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment
 income.......................             --                       --                   --                   --
Distributions from realized
 gains........................             --                       --                   --                   --
                                   ----------              -----------          -----------          -----------
   Total distributions........             --                       --                   --                   --
                                   ----------              -----------          -----------          -----------
NET ASSET VALUE, END OF
 PERIOD.......................     $     6.34              $      7.38          $     10.44          $     17.00
                                   ==========              ===========          ===========          ===========
TOTAL RETURN(8)...............         (14.09%)(2)              (29.31%)             (38.59%)              16.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....     $2,400,231              $58,410,654          $ 9,768,307          $55,311,201
Ratio of net expenses to
 average net assets:
 Before expense
   reimbursement..............           1.75%(3,7)               1.90%                1.51%                1.50%(7)
 After expense
   reimbursement..............           1.75%(3,7)               1.65%                1.50%                1.50%(7)
 Including interest expense...           3.43%(3,7,9)             1.75%(9)
Ratio of net investment income
 (loss) to average net assets:
 Before expense
   reimbursement..............          (0.88%)(3,7)             (0.43%)              (0.34%)               0.05%(7)
 After expense
   reimbursement..............          (0.88%)(3,7,10)          (0.18%)(10)          (0.33%)               0.05%(7)
Portfolio turnover rate(5)....            121%                   1,385%               1,634%               2,010%

                                           U.S. PLUS FUND
POTOMAC FUNDS                   -------------------------------------
                                           INVESTOR CLASS
                                -------------------------------------

                                  Year Ended      October 20, 1997(1)
                                August 31, 1999   to August 31, 1998
                                ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $      9.76          $  10.00
                                  -----------          --------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(4)....................           0.31              0.36
Net realized and unrealized
 gain (loss) on
 investments(6)...............           4.59             (0.58)
                                  -----------          --------
   Total from investment
     operations...............           4.90             (0.22)
                                  -----------          --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income.......................             --             (0.02)
Distributions from realized
 gains........................          (0.10)               --
                                  -----------          --------
   Total distributions........          (0.10)            (0.02)
                                  -----------          --------
NET ASSET VALUE, END OF
 PERIOD.......................    $     14.56          $   9.76
                                  ===========          ========
TOTAL RETURN(8)...............          50.38%            (2.23%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....    $16,472,869          $466,997
Ratio of net expenses to
 average net assets:
 Before expense
   reimbursement..............           1.52%             2.52%(3)
 After expense
   reimbursement..............           1.50%             1.50%(3)
 Including interest expense...
Ratio of net investment income
 (loss) to average net assets:
 Before expense
   reimbursement..............           2.32%             2.68%(3)
 After expense
   reimbursement..............           2.34%             3.70%(3)
Portfolio turnover rate(5)....              0%                0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, Swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The ratio includes Advisor expense recovery for the six months ended February 28, 2003 and the year ended August 31, 2000 of 0.11% and 0.05%, respectively.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio includes interest expense related to Swap contracts.
(10) The net investment income (loss) ratio included interest expense related to Swap contracts. The ratio excluding interest expense for the six months ended February 28, 2003 and the year ended August 31, 2002 was 0.80% and (0.08%), respectively.
(11) Net investment income (loss) before interest expense on Swap contracts for the six months ended February 28, 2003 and the year ended August 31, 2002 was $0.03 and ($0.01), respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                      For a fund share outstanding throughout
                                                     the period
POTOMAC FUNDS

                                                                               U.S. PLUS FUND
                                            -------------------------------------------------------------------------------------
                                                                                ADVISOR CLASS
                                            -------------------------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 2003          Year Ended             Year Ended       March 22, 2000(1)
                                               (Unaudited)           August 31, 2002        August 31, 2001    to August 31, 2000
                                            -----------------        ---------------        ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD......       $  7.26                $  10.33              $    16.95            $ 16.97
                                                 -------                --------              ----------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...........         (0.05)(11)              (0.11)(11)              (0.16)             (0.11)
Net realized and unrealized gain (loss) on
  investments(6)..........................         (1.01)                  (2.96)                  (6.46)              0.09
                                                 -------                --------              ----------            -------
  Total from investment operations........         (1.06)                  (3.07)                  (6.62)             (0.02)
                                                 -------                --------              ----------            -------
LESS DISTRIBUTIONS:
Dividends from net investment income......            --                      --                      --                 --
Distributions from realized gains.........            --                      --                      --                 --
                                                 -------                --------              ----------            -------
  Total distributions.....................            --                      --                      --                 --
                                                 -------                --------              ----------            -------
NET ASSET VALUE, END OF PERIOD............       $  6.20                $   7.26              $    10.33            $ 16.95
                                                 =======                ========              ==========            =======
TOTAL RETURN(8)...........................        (14.60%)(2)             (29.72%)                (39.06%)            (0.12%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.................       $11,486                $963,048              $1,527,985            $70,718
Ratio of net expenses to average net
  assets:
  Before expense reimbursement............          2.75%(3,7)              2.90%                   2.51%              2.50%(3,7)
  After expense reimbursement.............          2.51%(3,7)              2.49%                   2.50%              2.50%(3,7)
  Including interest expense..............          4.19%(3,7,9)            2.59%(9)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement............         (1.88%)(3,7)            (1.43%)                 (1.34%)            (1.64%)(3,7)
  After expense reimbursement.............         (1.64%)(3,7,10)         (1.02%)(10)             (1.33%)            (1.64%)(3,7)
Portfolio turnover rate(5)................           121%                  1,385%                  1,634%             2,010%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, Swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The ratio includes Advisor expense recovery for the six months ended February 28, 2003 and the period ended August 31, 2000 of 0.11% and 0.05%, respectively.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio includes interest expense related to Swap contracts.
(10) The net investment income (loss) ratio included interest expense related to Swap contracts. The ratio excluding interest expense for the six months ended February 28, 2003 and the year ended August 31, 2002 was 0.04% and (0.92%), respectively.
(11) Net investment income (loss) before interest expense on Swap contracts for the six months ended February 28, 2003 and the year ended August 31, 2002 was $0.00 and ($0.10), respectively.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                        For a fund share outstanding throughout
                                                      the period
POTOMAC FUNDS

                                                                                 U.S. PLUS FUND
                                               ----------------------------------------------------------------------------------
                                                                                  BROKER CLASS
                                               ----------------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003         Year Ended            Year Ended      August 22, 2000(1)
                                                  (Unaudited)          August 31, 2002       August 31, 2001   to August 31, 2000
                                               -----------------       ---------------       ---------------   ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.........      $   7.24               $  10.30              $  16.95            $ 16.69
                                                   --------               --------              --------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)..............         (0.05)(11)             (0.09)(11)            (0.16)             (0.01)
Net realized and unrealized gain (loss) on
  investments(6).............................         (1.02)                 (2.97)                (6.49)              0.27
                                                   --------               --------              --------            -------
    Total from investment operations.........         (1.07)                 (3.06)                (6.65)              0.26
                                                   --------               --------              --------            -------
LESS DISTRIBUTIONS:
Dividends from net investment income.........            --                     --                    --                 --
Distributions from realized gains............            --                     --                    --                 --
                                                   --------               --------              --------            -------
    Total distributions......................            --                     --                    --                 --
                                                   --------               --------              --------            -------
NET ASSET VALUE, END OF PERIOD...............      $   6.17               $   7.24              $  10.30            $ 16.95
                                                   ========               ========              ========            =======
TOTAL RETURN(8)..............................        (14.78%)(2)            (29.71%)              (39.23%)             1.56%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....................      $312,048               $391,864              $544,640            $83,749
Ratio of net expenses to average net assets:
  Before expense reimbursement...............          2.75%(3,7)             2.90%                 2.51%              2.50%(3,7)
  After expense reimbursement................          2.50%(3,7)             2.47%                 2.50%              2.50%(3,7)
  Including interest expense.................          4.18%(3,7,9)           2.57%(9)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............         (1.88%)(3,7)           (1.43%)               (1.34%)            (2.47%)(3,7)
  After expense reimbursement................         (1.63%)(3,7,10)        (1.00%)(10)           (1.33%)            (2.47%)(3,7)
Portfolio turnover rate(5)...................           121%                 1,385%                1,634%             2,010%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, Swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The ratio includes Advisor expense recovery for the six months ended February 28, 2003 and the period ended August 31, 2000 of 0.11% and 0.05%, respectively.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio includes interest expense related to Swap contracts.
(10) The net investment income (loss) ratio included interest expense related to Swap contracts. The ratio excluding interest expense for the six months ended February 28, 2003 and the year ended August 31, 2002 was 0.05% and (0.90%), respectively.
(11) Net investment income (loss) before interest expense on Swap contracts for the six months ended February 28, 2003 and the year ended August 31, 2002 was $0.00 and ($0.08), respectively.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                            For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                   U.S./SHORT FUND(7)
                                   -----------------------------------------------------------------------------------
                                                                     INVESTOR CLASS
                                   -----------------------------------------------------------------------------------
                                   Six Months Ended
                                   February 28, 2003             Year Ended            Year Ended        Year Ended
                                      (Unaudited)              August 31, 2002       August 31, 2001   August 31, 2000
                                   -----------------           ---------------       ---------------   ---------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................     $     42.52                $    37.42            $     29.33       $    34.39
                                      -----------                ----------            -----------       ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)......................           (0.50)(10)                (0.52)(10)              0.62(10)         0.70(10)
Net realized and unrealized gain
  (loss) on investments(6).......            1.94                      5.81                   8.74            (5.76)
                                      -----------                ----------            -----------       ----------
    Total from investment
      operations.................            1.44                      5.29                   9.36            (5.06)
                                      -----------                ----------            -----------       ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.........................              --                     (0.19)                 (1.27)              --
Distributions from realized
  gains..........................              --                        --                     --               --
                                      -----------                ----------            -----------       ----------
    Total distributions..........              --                     (0.19)                 (1.27)              --
                                      -----------                ----------            -----------       ----------
NET ASSET VALUE, END OF PERIOD...     $     43.96                $    42.52            $     37.42       $    29.33
                                      ===========                ==========            ===========       ==========
TOTAL RETURN(11).................            3.39%(2)                 14.23%                 32.49%          (14.71%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period........     $19,902,738                $8,730,064            $20,740,626       $1,964,139
Ratio of net expenses to average
  net assets:
  Before expense reimbursement...            1.95%(3,12)               2.27%                  3.41%            2.28%
  After expense reimbursement....            1.95%(3,12)               1.85%                  1.65%            1.62%
  Including dividends on short
    positions....................            4.10%(3,8,12)             2.67%(8)               2.15%(8)         2.05%(8)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement...           (2.31%)(3,12)             (1.70%)                 0.10%            1.46%
  After expense reimbursement....           (2.31%)(3,9,12)           (1.28%)(9)              1.86%(9)         2.12%(9)
Portfolio turnover rate(5).......             314%                    2,471%                   867%             781%

                                            U.S./SHORT FUND(7)
                                   -------------------------------------
                                              INVESTOR CLASS
                                   -------------------------------------

                                     Year Ended      November 7, 1997(1)
                                   August 31, 1999   to August 31, 1998
                                   ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................    $    47.30          $    50.00
                                     ----------          ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)......................          1.05                1.15
Net realized and unrealized gain
  (loss) on investments(6).......        (13.91)              (3.85)
                                     ----------          ----------
    Total from investment
      operations.................        (12.86)              (2.70)
                                     ----------          ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.........................            --                  --
Distributions from realized
  gains..........................         (0.05)                 --
                                     ----------          ----------
    Total distributions..........         (0.05)                 --
                                     ----------          ----------
NET ASSET VALUE, END OF PERIOD...    $    34.39          $    47.30
                                     ==========          ==========
TOTAL RETURN(11).................        (26.77%)             (5.40%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period........    $4,392,851          $7,768,652
Ratio of net expenses to average
  net assets:
  Before expense reimbursement...          1.90%               5.29%(3)
  After expense reimbursement....          1.64%               1.57%(3)
  Including dividends on short
    positions....................
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement...          2.23%              (0.46%)(3)
  After expense reimbursement....          2.49%               3.26%(3)
Portfolio turnover rate(5).......             0%                  0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, Swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The per share data reflects a 1 for 5 reverse stock split which occurred on June 7, 1999.
(8) The operating expense ratio includes dividends on short positions.
(9) The net investment income (loss) ratio included dividends on short positions and interest income on Swap contracts. The ratio excluding dividends on short positions and interest income on Swap contracts for the six months ended February 28, 2003 and the years ended August 31, 2002, 2001 and 2000 was (1.09%), (0.46%), 2.36% and 2.55%, respectively.
(10) Net investment income (loss) before dividends on short positions and interest income on Swap contracts for the six months ended February 28, 2003 and for the years ended August 31, 2002, 2001 and 2000 was ($0.24), ($0.19), $0.78
and $0.84, respectively.
(11) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(12) Ratio includes Advisor expense recovery of 0.17%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period

POTOMAC FUNDS

                                                                                   U.S./SHORT FUND
                                                              ----------------------------------------------------------
                                                                                    ADVISOR CLASS
                                                              ----------------------------------------------------------
                                                              Six Months Ended
                                                              February 28, 2003      Year Ended         May 9, 2001(1)
                                                                 (Unaudited)       August 31, 2002    to August 31, 2001
                                                              -----------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD......................         $42.45              $37.34               $33.76
                                                                   ------              ------               ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...........................          (0.77)(10)          (0.86)(10)           (0.01)(10)
Net realized and unrealized gain (loss) on
  investments(6)..........................................           2.08                5.97                 3.59
                                                                   ------              ------               ------
    Total from investment operations......................           1.31                5.11                 3.58
                                                                   ------              ------               ------
LESS DISTRIBUTIONS:
Dividends from net investment income......................             --                  --                   --
Distributions from realized gains.........................             --                  --                   --
                                                                   ------              ------               ------
    Total distributions...................................             --                  --                   --
                                                                   ------              ------               ------
NET ASSET VALUE, END OF PERIOD............................         $43.76              $42.45               $37.34
                                                                   ======              ======               ======
TOTAL RETURN(7)...........................................           3.09%(2)           13.69%               10.60%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.................................         $3,751              $  313               $  463
Ratio of net expenses to average net assets:
  Before expense reimbursement............................           2.95%(3,11)         3.27%                4.41%(3)
  After expense reimbursement.............................           2.95%(3,11)         2.85%                2.65%(3)
  Including dividends on short positions..................           5.10%(3,8,11)       3.67%(8)             3.16%(3,8)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement............................          (3.31%)(3,11)       (2.70%)              (1.90%)(3)
  After expense reimbursement.............................          (3.31%)(3,9,11)      (2.28%)(9)          (0.14%)(3,9)
Portfolio turnover rate(5)................................            314%              2,471%                 867%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, Swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The operating expense ratio includes dividends on short positions.
(9) The net investment income (loss) ratio included dividends on short positions and interest income on Swap contracts. The ratio excluding dividends on short positions and interest income on Swap contracts for the six months ended February 28, 2003, the year ended August 31, 2002 and the period ended August 31, 2001 was (2.09%), (1.46%) and 0.37%, respectively.
(10) Net investment income (loss) before dividends on short positions and interest income on Swap contracts for the six months ended February 28, 2003, the year ended August 31, 2002 and the period ended August 31, 2001 was ($0.49), ($0.55) and $0.04, respectively.
(11) Ratio includes Advisor expense recovery of 0.17%.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                          For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                     OTC PLUS FUND
                              --------------------------------------------------------------------------------------------
                                                                     INVESTOR CLASS
                              --------------------------------------------------------------------------------------------
                              Six Months Ended
                              February 28, 2003     Year Ended        Year Ended          Year Ended         Year Ended
                                 (Unaudited)      August 31, 2002   August 31, 2001    August 31, 2000     August 31, 1999
                              -----------------   ---------------   ---------------   ------------------   ---------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD.................     $      6.34        $     11.54       $     44.13        $      24.60        $     10.41
                                 -----------        -----------       -----------        ------------        -----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4).................           (0.05)             (0.16)            (0.30)              (0.49)             (0.23)
Net realized and unrealized
  gain (loss) on
  investments(6)............            0.43              (5.04)           (32.29)              20.05              14.48
                                 -----------        -----------       -----------        ------------        -----------
    Total from investment
      operations............            0.38              (5.20)           (32.59)              19.56              14.25
                                 -----------        -----------       -----------        ------------        -----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.........              --                 --                --                  --                 --
Distributions from realized
  gains.....................              --                 --                --               (0.03)             (0.06)
                                 -----------        -----------       -----------        ------------        -----------
    Total distributions.....              --                 --                --               (0.03)             (0.06)
                                 -----------        -----------       -----------        ------------        -----------
NET ASSET VALUE, END OF
  PERIOD....................     $      6.72        $      6.34       $     11.54        $      44.13        $     24.60
                                 ===========        ===========       ===========        ============        ===========
TOTAL RETURN(8).............            5.99%(2)         (45.06%)          (73.85%)             79.54%            137.18%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of period...     $19,413,511        $57,233,878       $35,668,601        $184,751,134        $76,682,387
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement...........            1.75%(3)           1.66%             1.50%               1.50%(7)           1.50%
  After expense
    reimbursement...........            1.75%(3)           1.66%             1.50%               1.50%(7)           1.50%
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement...........           (1.55%)(3)         (1.55%)           (1.32%)             (1.26%)(7)         (1.16%)
  After expense
    reimbursement...........           (1.55%)(3)         (1.55%)           (1.32%)             (1.26%)(7)         (1.16%)
Portfolio turnover
  rate(5)...................             369%               450%              392%                378%             1,000%

                                 OTC PLUS FUND
                              -------------------
                                INVESTOR CLASS
                              -------------------

                              October 20, 1997(1)
                              to August 31, 1998
                              -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD.................      $    10.00
                                  ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4).................           (0.11)
Net realized and unrealized
  gain (loss) on
  investments(6)............            0.52
                                  ----------
    Total from investment
      operations............            0.41
                                  ----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.........              --
Distributions from realized
  gains.....................              --
                                  ----------
    Total distributions.....              --
                                  ----------
NET ASSET VALUE, END OF
  PERIOD....................      $    10.41
                                  ==========
TOTAL RETURN(8).............            4.10%(2)
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of period...      $7,680,546
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement...........            3.21%(3)
  After expense
    reimbursement...........            1.50%(3)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement...........           (2.84%)(3)
  After expense
    reimbursement...........           (1.13%)(3)
Portfolio turnover
  rate(5)...................           2,325%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                                OTC PLUS FUND
                                               -------------------------------------------------------------------------------
                                                                                ADVISOR CLASS
                                               -------------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003      Year Ended         Year Ended       February 24, 2000(1)
                                                  (Unaudited)       August 31, 2002    August 31, 2001     to August 31, 2000
                                               -----------------    ---------------    ---------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......        $   6.27            $  11.49           $  44.07             $    47.64
                                                   --------            --------           --------             ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............           (0.07)              (0.22)             (0.41)                 (0.36)
Net realized and unrealized gain (loss) on
  investments(6)...........................            0.44               (5.00)            (32.17)                 (3.21)
                                                   --------            --------           --------             ----------
    Total from investment operations.......            0.37               (5.22)            (32.58)                 (3.57)
                                                   --------            --------           --------             ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......              --                  --                 --                     --
Distributions from realized gains..........              --                  --                 --                     --
                                                   --------            --------           --------             ----------
    Total distributions....................              --                  --                 --                     --
                                                   --------            --------           --------             ----------
NET ASSET VALUE, END OF PERIOD.............        $   6.64            $   6.27           $  11.49             $    44.07
                                                   ========            ========           ========             ==========
TOTAL RETURN(8)............................            5.90%(2)          (45.43%)           (73.93%)                (7.49%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................        $134,740            $267,340           $159,253             $1,486,399
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............            2.55%(3)            2.45%              2.28%                  2.30%(3,7)
  After expense reimbursement..............            2.28%(3)            2.27%              2.13%                  2.13%(3,7)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............           (2.35%)(3)          (2.34%)            (2.09%)                (2.01%)(3,7)
  After expense reimbursement..............           (2.08%)(3)          (2.16%)            (1.94%)                (1.84%)(3,7)
Portfolio turnover rate(5).................             369%                450%               392%                   378%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                               OTC PLUS FUND
                                               -----------------------------------------------------------------------------
                                                                               BROKER CLASS
                                               -----------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003      Year Ended         Year Ended       August 22, 2000(1)
                                                  (Unaudited)       August 31, 2002    August 31, 2001    to August 31, 2000
                                               -----------------    ---------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......        $   6.27            $  11.48           $  44.07             $ 40.81
                                                   --------            --------           --------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............           (0.07)              (0.21)             (0.36)              (0.02)
Net realized and unrealized gain (loss) on
  investments(6)...........................            0.44               (5.00)            (32.23)               3.28
                                                   --------            --------           --------             -------
    Total from investment operations.......            0.37               (5.21)            (32.59)               3.26
                                                   --------            --------           --------             -------
LESS DISTRIBUTIONS:
Dividends from net investment income.......              --                  --                 --                  --
Distributions from realized gains..........              --                  --                 --                  --
                                                   --------            --------           --------             -------
    Total distributions....................              --                  --                 --                  --
                                                   --------            --------           --------             -------
NET ASSET VALUE, END OF PERIOD.............        $   6.64            $   6.27           $  11.48             $ 44.07
                                                   ========            ========           ========             =======
TOTAL RETURN(8)............................            5.90%(2)          (45.38%)           (73.95%)              7.99%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................        $278,054            $314,870           $324,861             $11,554
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............            2.55%(3)            2.45%              2.28%               2.30%(3,7)
  After expense reimbursement..............            2.28%(3)            2.24%              2.18%               2.00%(3,7)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............           (2.35%)(3)          (2.34%)            (2.09%)             (2.05%)(3,7)
  After expense reimbursement..............           (2.08%)(3)          (2.13%)            (1.99%)             (1.75%)(3,7)
Portfolio turnover rate(5).................             369%                450%               392%                378%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                          For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                   OTC/SHORT FUND(10)
                               ------------------------------------------------------------------------------------------
                                                                     INVESTOR CLASS
                               ------------------------------------------------------------------------------------------
                               Six Months Ended
                               February 28, 2003         Year Ended            Year Ended              Year Ended
                                  (Unaudited)          August 31, 2002       August 31, 2001        August 31, 2000
                               -----------------       ---------------       ---------------       ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................     $     19.56            $    15.45            $     8.31              $    17.06
                                  -----------            ----------            ----------              ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)..................           (0.13)(9)             (0.13)(9)           0.21(9)                    0.23
Net realized and unrealized
  gain (loss) on
  investments(6).............           (2.54)                 4.36                  7.20                   (8.90)
                                  -----------            ----------            ----------              ----------
    Total from investment
      operations.............           (2.67)                 4.23                  7.41                   (8.67)
                                  -----------            ----------            ----------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.....................              --                 (0.12)                (0.27)                  (0.08)
Distributions from realized
  gains......................              --                    --                    --                      --
                                  -----------            ----------            ----------              ----------
    Total distributions......              --                 (0.12)                (0.27)                  (0.08)
                                  -----------            ----------            ----------              ----------
NET ASSET VALUE, END OF
  PERIOD.....................     $     16.89            $    19.56            $    15.45              $     8.31
                                  ===========            ==========            ==========              ==========
TOTAL RETURN(11).............          (13.65%)(2)            27.77%                89.91%                 (50.96%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....     $11,337,703            $5,576,513            $4,737,421              $3,144,405
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement............            2.05%(3)              1.90%(12)             2.14%                   1.71%
  After expense
    reimbursement............            1.95%(3)              1.90%(12)             1.65%                   1.65%
  Including dividends on
    short positions..........            2.24%(3,7)            1.96%(7,12)           1.69%(7)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement............           (1.56%)(3)            (0.83%)(12)            1.22%                   1.98%
  After expense
    reimbursement............           (1.46%)(3,8)          (0.83%)(8,12)          1.71%(8)                2.04%
Portfolio turnover rate(5)...             173%                1,058%                  869%                  1,225%

                                          OTC/SHORT FUND(10)
                               -----------------------------------------
                                            INVESTOR CLASS
                               -----------------------------------------

                                 Year Ended          October 16, 1997(1)
                               August 31, 1999       to August 31, 1998
                               ---------------       -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $     41.90             $     50.00
                                 -----------             -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)..................        0.39(9)                 0.45(9)
Net realized and unrealized
  gain (loss) on
  investments(6).............         (25.22)                  (8.55)
                                 -----------             -----------
    Total from investment
      operations.............         (24.83)                  (8.10)
                                 -----------             -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.....................             --                      --
Distributions from realized
  gains......................          (0.01)                     --
                                 -----------             -----------
    Total distributions......          (0.01)                     --
                                 -----------             -----------
NET ASSET VALUE, END OF
  PERIOD.....................    $     17.06             $     41.90
                                 ===========             ===========
TOTAL RETURN(11).............         (59.25%)                (16.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....    $10,863,451             $19,168,538
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement............           1.87%                   3.70%(3)
  After expense
    reimbursement............           1.65%                   1.64%(3)
  Including dividends on
    short positions..........           1.74%(7)                1.78%(3,7)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement............           1.47%                  (0.74%)(3)
  After expense
    reimbursement............           1.69%(8)                1.32%(3,8)
Portfolio turnover rate(5)...          3,049%                  3,346%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The operating expense ratio includes dividends on short positions.
(8) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the six months ended February 28, 2003, the years ended August 31, 2002, 2001 and 1999 and the period ended August 31, 1998 was (1.17%), (0.77%), 1.75%, 1.78% and 1.46%,
respectively.
(9) Net investment income (loss) before dividends on short positions for the six months ended February 28, 2003, the years ended August 31, 2002, 2001 and 1999 and the period ended August 31, 1998 was ($0.10), ($0.12), $0.22, $0.41 and
$0.50, respectively.
(10) The per share data reflects a 1 for 5 reverse stock split which occurred on June 7, 1999.
(11) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(12) Ratio includes Advisor expense recovery of 0.06%.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                     SMALL CAP PLUS FUND
                            -----------------------------------------------------------------------------------------------------
                                                                       INVESTOR CLASS
                            -----------------------------------------------------------------------------------------------------
                             Six Months Ended
                            February 28, 2003       Year Ended          Year Ended          Year Ended       February 22, 1999(1)
                               (Unaudited)        August 31, 2002     August 31, 2001     August 31, 2000     to August 31, 1999
                            ------------------   -----------------   -----------------   -----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD...............      $     8.21          $    10.52          $    12.58          $     11.10           $    10.00
                                ----------          ----------          ----------          -----------           ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4)...............           (0.05)(11)          (0.01)(11)           0.23                 0.19                 0.18
Net realized and
  unrealized gain (loss)
  on investments(6).......           (0.99)              (2.20)              (2.29)                1.42                 0.92
                                ----------          ----------          ----------          -----------           ----------
    Total from investment
      operations..........           (1.04)              (2.21)              (2.06)                1.61                 1.10
                                ----------          ----------          ----------          -----------           ----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.......              --               (0.10)                 --                (0.13)                  --
Distributions from
  realized gains..........              --                  --                  --                   --                   --
                                ----------          ----------          ----------          -----------           ----------
    Total distributions...              --               (0.10)                 --                (0.13)                  --
                                ----------          ----------          ----------          -----------           ----------
NET ASSET VALUE, END OF
  PERIOD..................      $     7.17          $     8.21          $    10.52          $     12.58           $    11.10
                                ==========          ==========          ==========          ===========           ==========
TOTAL RETURN(8)...........          (12.67%)(2)         (21.24%)            (16.38%)              14.50%               11.00%(2)
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..................      $5,609,762          $5,352,132          $6,479,334          $34,065,099           $7,033,622
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.........            1.75%(3)            1.71%               1.50%                1.50%(7)             1.50%(3)
  After expense
    reimbursement.........            1.75%(3)            1.71%               1.50%                1.50%(7)             1.50%(3)
  Including interest
    expense...............            3.87%(3,9)          1.80%(9)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement.........           (1.37%)(3)          (0.13%)              2.06%                1.55%(7)             3.03%(3)
  After expense
    reimbursement.........           (1.37%)(3,10)         (0.13%)(10)          2.06%              1.55%(7)             3.03%(3)
Portfolio turnover
  rate(5).................               0%                647%                939%               3,390%                   0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio includes interest expense related to swap contracts.
(10) The net investment income (loss) ratio included interest expense related to swap contracts. The ratio excluding interest expense for the six months ended February 28, 2003 and the year ended August 31, 2002 was 0.75% and (0.04%), respectively.
(11) Net investment income (loss) before interest expense on swap contracts for the six months ended February 28, 2003 and the year ended August 31, 2002 was $0.03 and ($0.00), respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                            SMALL CAP PLUS FUND
                                               ------------------------------------------------------------------------------
                                                                               ADVISOR CLASS
                                               ------------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003      Year Ended         Year Ended       February 9, 2000(1)
                                                  (Unaudited)       August 31, 2002    August 31, 2001    to August 31, 2000
                                               -----------------    ---------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......         $  8.18            $  10.49            $ 12.56            $    14.26
                                                    -------            --------            -------            ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............           (0.08)(11)          (0.10)(11)          0.14                  0.02
Net realized and unrealized gain (loss) on
  investments(6)...........................           (0.97)              (2.15)             (2.21)                (1.72)
                                                    -------            --------            -------            ----------
    Total from investment operations.......           (1.05)              (2.25)             (2.07)                (1.70)
                                                    -------            --------            -------            ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......              --               (0.06)                --                    --
Distributions from realized gains..........              --                  --                 --                    --
                                                    -------            --------            -------            ----------
    Total distributions....................              --               (0.06)                --                    --
                                                    -------            --------            -------            ----------
NET ASSET VALUE, END OF PERIOD.............         $  7.13            $   8.18            $ 10.49            $    12.56
                                                    =======            ========            =======            ==========
TOTAL RETURN(8)............................          (12.84%)(2)         (21.70%)           (16.48%)              (11.92%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................         $14,093            $445,126            $70,754            $2,801,317
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............            2.57%(3)            2.59%              2.49%                 2.36%(3,7)
  After expense reimbursement..............            2.49%(3)            2.53%              2.27%                 2.35%(3,7)
  Including interest expense...............            4.61%(3,9)          2.62%(9)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............           (2.19%)(3)          (1.01%)             1.07%                 0.24%(3,7)
  After expense reimbursement..............           (2.11%)(3,10)       (0.95%)(10)         1.29%                 0.25%(3,7)
Portfolio turnover rate(5).................               0%                647%               939%                3,390%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio includes interest expense related to swap contracts.
(10) The net investment income (loss) ratio included interest expense related to swap contracts. The ratio excluding interest expense for the six months ended February 28, 2003 and the year ended August 31, 2002 was 0.01% and (0.86%), respectively.
(11) Net investment income (loss) before interest expense on swap contracts for the six months ended February 28, 2003 and the year ended August 31, 2002 was $0.00 and ($0.09), respectively.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                             SMALL CAP PLUS FUND
                                               --------------------------------------------------------------------------------
                                                                                 BROKER CLASS
                                               --------------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003      Year Ended            Year Ended       March 28, 2000(1)
                                                  (Unaudited)       August 31, 2002       August 31, 2001    to August 31, 2000
                                               -----------------    ---------------       ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......        $   8.19           $     10.49             $ 12.57           $     15.06
                                                   --------           -----------             -------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............           (0.08)(11)            (0.09)(11)           0.15                  0.04
Net realized and unrealized gain (loss) on
  investments(6)...........................           (1.00)                (2.17)              (2.23)                (2.53)
                                                   --------           -----------             -------           -----------
    Total from investment operations.......           (1.08)                (2.26)              (2.08)                (2.49)
                                                   --------           -----------             -------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......              --                 (0.04)                 --                    --
Distributions from realized gains..........              --                    --                  --                    --
                                                   --------           -----------             -------           -----------
    Total distributions....................              --                 (0.04)                 --                    --
                                                   --------           -----------             -------           -----------
NET ASSET VALUE, END OF PERIOD.............        $   7.11           $      8.19             $ 10.49           $     12.57
                                                   ========           ===========             =======           ===========
TOTAL RETURN(8)............................          (13.19%)(2)           (21.62%)            (16.55%)              (16.53%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................        $700,466           $10,214,500             $59,023           $12,034,922
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............            2.57%(3)              2.59%               2.49%                 2.36%(3,7)
  After expense reimbursement..............            2.49%(3)              2.48%               2.26%                 2.27%(3,7)
  Including interest expense...............            4.61%(3,9)            2.57%(9)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............           (2.19%)(3)            (1.01%)              1.07%                 0.77%(3,7)
  After expense reimbursement..............           (2.11%)(3,10)         (0.90%)(10)          1.30%                 0.86%(3,7)
Portfolio turnover rate(5).................               0%                  647%                939%                3,390%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio includes interest expense related to swap contracts.
(10) The net investment income (loss) ratio included interest expense related to swap contracts. The ratio excluding interest expense for the six months ended February 28, 2003 and the year ended August 31, 2002 was 0.01% and (0.81%), respectively.
(11) Net investment income (loss) before interest expense on swap contracts for the six months ended February 28, 2003 and the year ended August 31, 2002 was $0.00 and ($0.08), respectively.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                           SMALL CAP/SHORT FUND
                                         ----------------------------------------------------------------------------------------
                                                                              INVESTOR CLASS
                                         ----------------------------------------------------------------------------------------
                                         Six Months Ended
                                         February 28, 2003          Year Ended              Year Ended       December 21, 1999(1)
                                            (Unaudited)           August 31, 2002         August 31, 2001     to August 31, 2000
                                         -----------------        ---------------         ---------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................       $     49.82             $     48.84             $     43.37             $ 50.00
                                            -----------             -----------             -----------             -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)......             (0.33)(10)              (0.21)(10)               1.02(10)            1.39
Net realized and unrealized gain
  (loss) on investments(6)...........              1.87                    5.32                    6.26               (8.02)
                                            -----------             -----------             -----------             -------
    Total from investment
      operations.....................              1.54                    5.11                    7.28               (6.63)
                                            -----------             -----------             -----------             -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.............................                --                   (4.13)                  (1.81)                 --
Distributions from realized gains....             (5.62)                     --                      --                  --
                                            -----------             -----------             -----------             -------
    Total distributions..............             (5.62)                  (4.13)                  (1.81)                 --
                                            -----------             -----------             -----------             -------
NET ASSET VALUE, END OF PERIOD.......       $     45.74             $     49.82             $     48.84             $ 43.37
                                            ===========             ===========             ===========             =======
TOTAL RETURN(7)......................              3.68%(2)               11.77%                  16.75%             (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period............       $52,704,748             $39,060,502             $30,567,680             $36,969
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.......              1.95%(3)                1.89%(11)               1.70%               1.65%(3)
  After expense reimbursement........              1.95%(3)                1.89%(11)               1.65%               1.39%(3)
  Including dividends on short
    positions........................              3.50%(3,8)              2.31%(8,11)             1.66%(8)
Ratio of net investment income (loss)
  to average net assets:
  Before expense reimbursement.......             (1.39%)(3)              (0.46%)(11)              2.09%               3.50%(3)
  After expense reimbursement........             (1.39%)(3,9)            (0.46%)(9,11)            2.14%(9)            3.76%(3)
Portfolio turnover rate(5)...........                 0%                  1,476%                  1,736%                851%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The operating expense ratio includes dividends on short positions.
(9) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the six months ended February 28, 2003 and the years ended August 31, 2002 and 2001 was (1.09%), (0.16%) and 2.15%, respectively.
(10) Net investment income (loss) before dividends on short positions and interest income on swap contracts for the six months ended February 28, 2003 and the years ended August 31, 2002 and 2001 was ($0.26), ($0.08) and $1.03,
respectively.
(11) Ratio includes Advisor expense recovery of 0.01%.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                              DOW 30 PLUS FUND
                                               ------------------------------------------------------------------------------
                                                                               INVESTOR CLASS
                                               ------------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003      Year Ended         Year Ended       December 2, 1999(1)
                                                  (Unaudited)       August 31, 2002    August 31, 2001    to August 31, 2000
                                               -----------------    ---------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......       $      6.39         $      7.76        $      9.32          $     10.00
                                                  -----------         -----------        -----------          -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............              0.02                0.01               0.03                 0.01
Net realized and unrealized gain (loss) on
  investments(6)...........................             (0.77)              (1.36)             (1.59)               (0.69)
                                                  -----------         -----------        -----------          -----------
    Total from investment operations.......             (0.75)              (1.35)             (1.56)               (0.68)
                                                  -----------         -----------        -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......                --               (0.02)                --                   --
Distributions from realized gains..........                --                  --                 --                   --
                                                  -----------         -----------        -----------          -----------
    Total distributions....................                --               (0.02)                --                   --
                                                  -----------         -----------        -----------          -----------
NET ASSET VALUE, END OF PERIOD.............       $      5.64         $      6.39        $      7.76          $      9.32
                                                  ===========         ===========        ===========          ===========
TOTAL RETURN(7)............................            (11.74%)(2)         (17.45%)           (16.74%)              (6.80%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................       $21,438,424         $53,986,006        $16,549,599          $18,509,233
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............              1.75%(3)            1.70%(8)           1.55%                1.52%(3)
  After expense reimbursement..............              1.75%(3)            1.70%(8)           1.50%                1.50%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............              0.57%(3)            0.15%(8)           0.35%                0.16%(3)
  After expense reimbursement..............              0.57%(3)            0.15%(8)           0.40%                0.18%(3)
Portfolio turnover rate(5).................               496%                983%             1,415%               1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Ratio includes Advisor expense recovery of 0.03%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                             DOW 30 PLUS FUND
                                               -----------------------------------------------------------------------------
                                                                               ADVISOR CLASS
                                               -----------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003      Year Ended         Year Ended        June 1, 2000(1)
                                                  (Unaudited)       August 31, 2002    August 31, 2001    to August 31, 2000
                                               -----------------    ---------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......        $   6.30            $   7.69           $   9.32             $  8.72
                                                   --------            --------           --------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............           (0.01)              (0.05)             (0.05)              (0.01)
Net realized and unrealized gain (loss) on
  investments(6)...........................           (0.73)              (1.34)             (1.58)               0.61
                                                   --------            --------           --------             -------
    Total from investment operations.......           (0.74)              (1.39)             (1.63)               0.60
                                                   --------            --------           --------             -------
LESS DISTRIBUTIONS:
Dividends from net investment income.......              --                  --                 --                  --
Distributions from realized gains..........              --                  --                 --                  --
                                                   --------            --------           --------             -------
    Total distributions....................              --                  --                 --                  --
                                                   --------            --------           --------             -------
NET ASSET VALUE, END OF PERIOD.............        $   5.56            $   6.30           $   7.69             $  9.32
                                                   ========            ========           ========             =======
TOTAL RETURN(7)............................          (11.75%)(2)         (18.08%)           (17.49%)              6.88%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................        $222,845            $131,928           $101,149             $86,355
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............            2.57%(3)            2.55%(8)           2.55%               2.52%(3)
  After expense reimbursement..............            2.55%(3)            2.55%(8)           2.50%               2.50%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............           (0.25%)(3)          (0.70%)(8)         (0.65%)             (0.36%)(3)
  After expense reimbursement..............           (0.23%)(3)          (0.70%)(8)         (0.60%)             (0.34%)(3)
Portfolio turnover rate(5).................             496%                983%             1,415%              1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Ratio includes Advisor expense recovery of 0.05%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                             DOW 30 PLUS FUND
                                               -----------------------------------------------------------------------------
                                                                               BROKER CLASS
                                               -----------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003      Year Ended         Year Ended       August 17, 2000(1)
                                                  (Unaudited)       August 31, 2002    August 31, 2001    to August 31, 2000
                                               -----------------    ---------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......        $   6.30            $   7.70            $ 9.32               $ 9.12
                                                   --------            --------            ------               ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............           (0.01)              (0.05)            (0.05)                  --
Net realized and unrealized gain (loss) on
  investments(6)...........................           (0.75)              (1.33)            (1.57)                0.20
                                                   --------            --------            ------               ------
    Total from investment operations.......           (0.76)              (1.38)            (1.62)                0.20
                                                   --------            --------            ------               ------
LESS DISTRIBUTIONS:
Dividends from net investment income.......              --               (0.02)               --                   --
Distributions from realized gains..........              --                  --                --                   --
                                                   --------            --------            ------               ------
    Total distributions....................              --               (0.02)               --                   --
                                                   --------            --------            ------               ------
NET ASSET VALUE, END OF PERIOD.............        $   5.54            $   6.30            $ 7.70               $ 9.32
                                                   ========            ========            ======               ======
TOTAL RETURN(7)............................          (12.06%)(2)         (18.00%)          (17.38%)               2.19%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................        $425,433            $478,738            $4,735               $5,108
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............            2.57%(3)            2.49%(8)          2.55%                2.52%(3)
  After expense reimbursement..............            2.50%(3)            2.48%(8)          2.50%                2.50%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............           (0.25%)(3)          (0.64%)(8)        (0.65%)               0.39%(3)
  After expense reimbursement..............           (0.18%)(3)          (0.63%)(8)        (0.60%)               0.41%(3)
Portfolio turnover rate(5).................             496%                983%            1,415%               1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Ratio includes Advisor expense recovery.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                 For a fund share outstanding
                                                    throughout the period
POTOMAC FUNDS

                                                                  DOW 30/SHORT FUND                 WARWICK FUND
                                                                ----------------------         ----------------------
                                                                    INVESTOR CLASS                 INVESTOR CLASS
                                                                ----------------------         ----------------------
                                                                 November 5, 2002(1)            November 1, 2002(1)
                                                                 to February 28, 2003           to February 28, 2003
                                                                     (Unaudited)                    (Unaudited)
                                                                ----------------------         ----------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................           $  50.00                     $     20.00
                                                                       --------                     -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................              (0.36)(10)                      (0.05)
Net realized and unrealized gain (loss) on investments(6)...               5.24                           (0.72)
                                                                       --------                     -----------
    Total from investment operations........................               4.88                           (0.77)
                                                                       --------                     -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................                 --                              --
Distributions from realized gains...........................                 --                              --
                                                                       --------                     -----------
    Total distributions.....................................                 --                              --
                                                                       --------                     -----------
NET ASSET VALUE, END OF PERIOD..............................           $  54.88                     $     19.23
                                                                       ========                     ===========
TOTAL RETURN(7).............................................               9.76%(2)                       (3.85%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................           $346,692                     $33,273,418
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................               4.63%(3)                        2.01%(3)
  After expense reimbursement...............................               1.75%(3)                        2.00%(3)
  Including dividends on short positions....................               4.09%(3,8)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................              (5.56%)(3)                      (0.80%)(3)
  After expense reimbursement...............................              (2.68%)(3,9)                    (0.79%)(3)
Portfolio turnover rate(5)..................................              2,110%                              0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The operating expense ratio includes dividends on short positions.
(9) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the six months ended February 28, 2003 was (0.71%).
(10) Net investment income (loss) before dividends on short positions and interest income on swap contracts for the six months ended February 28, 2003 was ($0.10).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                          For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                U.S. GOVERNMENT MONEY MARKET FUND
                            --------------------------------------------------------------------------
                                                          INVESTOR CLASS
                            --------------------------------------------------------------------------
                            Six Months Ended
                            February 28, 2003     Year Ended        Year Ended          Year Ended
                               (Unaudited)      August 31, 2002   August 31, 2001    August 31, 2000
                            -----------------   ---------------   ---------------   ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD...............     $      1.00        $      1.00       $      1.00        $      1.00
                               -----------        -----------       -----------        -----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4)...............              --               0.01              0.04               0.05
Net realized and
  unrealized gain (loss)
  on investments..........              --                 --                --                 --
                               -----------        -----------       -----------        -----------
    Total from investment
      operations..........              --               0.01              0.04               0.05
                               -----------        -----------       -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.......              --              (0.01)            (0.04)             (0.05)
Distributions from
  realized gains..........              --                 --                --                 --
                               -----------        -----------       -----------        -----------
    Total distributions...              --              (0.01)            (0.04)             (0.05)
                               -----------        -----------       -----------        -----------
NET ASSET VALUE, END OF
  PERIOD..................     $      1.00        $      1.00       $      1.00        $      1.00
                               ===========        ===========       ===========        ===========
TOTAL RETURN(5)...........            0.24%(2)           1.02%             4.45%              5.01%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..................     $33,312,857        $50,803,391       $61,138,254        $16,402,144
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.........            1.23%(3)           1.03%             1.04%              1.03%
  After expense
    reimbursement.........            1.00%(3)           0.99%             1.00%              1.00%
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement.........            0.30%(3)           1.02%             4.29%              4.93%
  After expense
    reimbursement.........            0.53%(3)           1.06%             4.33%              4.96%

                              U.S. GOVERNMENT MONEY MARKET FUND
                            -------------------------------------
                                       INVESTOR CLASS
                            -------------------------------------

                              Year Ended      October 20, 1997(1)
                            August 31, 1999   to August 31, 1998
                            ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD...............    $      1.00         $     1.00
                              -----------         ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4)...............           0.04               0.04
Net realized and
  unrealized gain (loss)
  on investments..........             --                 --
                              -----------         ----------
    Total from investment
      operations..........           0.04               0.04
                              -----------         ----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.......          (0.04)             (0.04)
Distributions from
  realized gains..........             --                 --
                              -----------         ----------
    Total distributions...          (0.04)             (0.04)
                              -----------         ----------
NET ASSET VALUE, END OF
  PERIOD..................    $      1.00         $     1.00
                              ===========         ==========
TOTAL RETURN(5)...........           3.89%              3.89%(2)
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..................    $50,222,733         $9,370,384
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.........           1.20%              3.70%(3)
  After expense
    reimbursement.........           0.99%              1.00%(3)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement.........           3.68%              1.66%(3)
  After expense
    reimbursement.........           3.89%              4.36%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                    For a fund share outstanding throughout the
                                                      period
POTOMAC FUNDS

                                                                    U.S. GOVERNMENT MONEY MARKET FUND
                                              ------------------------------------------------------------------------------
                                                                              ADVISOR CLASS
                                              ------------------------------------------------------------------------------
                                              Six Months Ended
                                              February 28, 2003      Year Ended         Year Ended       February 2, 2000(1)
                                                 (Unaudited)       August 31, 2002    August 31, 2001    to August 31, 2000
                                              -----------------    ---------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD......       $     1.00          $     1.00         $      1.00           $   1.00
                                                 ----------          ----------         -----------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...........               --                  --                0.03               0.03
Net realized and unrealized gain (loss) on
  investments.............................               --                  --                  --                 --
                                                 ----------          ----------         -----------           --------
    Total from investment operations......               --                  --                0.03               0.03
                                                 ----------          ----------         -----------           --------
LESS DISTRIBUTIONS:
Dividends from net investment income......               --                  --               (0.03)             (0.03)
Distributions from realized gains.........               --                  --                  --                 --
                                                 ----------          ----------         -----------           --------
    Total distributions...................               --                  --               (0.03)             (0.03)
                                                 ----------          ----------         -----------           --------
NET ASSET VALUE, END OF PERIOD............       $     1.00          $     1.00         $      1.00           $   1.00
                                                 ==========          ==========         ===========           ========
TOTAL RETURN(5)...........................             0.02%(2)            0.18%               3.38%              2.54%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.................       $3,162,909          $6,893,908         $19,310,561           $678,918
Ratio of net expenses to average net
  assets:
  Before expense reimbursement............             2.23%(3)            2.03%               2.04%              2.03%(3)
  After expense reimbursement.............             1.46%(3)            1.84%               2.00%              2.00%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement............            (0.70%)(3)           0.02%               3.29%              4.32%(3)
  After expense reimbursement.............             0.07% (3)           0.21%               3.33%              4.35%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                               -----------------------------------------------------------------------------
                                                                               BROKER CLASS
                                               -----------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2003      Year Ended         Year Ended       March 22, 2000(1)
                                                  (Unaudited)       August 31, 2002    August 31, 2001    to August 31, 2000
                                               -----------------    ---------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......       $     1.00          $     1.00         $      1.00           $   1.00
                                                  ----------          ----------         -----------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............               --                  --                0.03               0.01
Net realized and unrealized gain (loss) on
  investments..............................               --                  --                  --                 --
                                                  ----------          ----------         -----------           --------
    Total from investment operations.......               --                  --                0.03               0.01
                                                  ----------          ----------         -----------           --------
LESS DISTRIBUTIONS:
Dividends from net investment income.......               --                  --               (0.03)             (0.01)
Distributions from realized gains..........               --                  --                  --                 --
                                                  ----------          ----------         -----------           --------
    Total distributions....................               --                  --               (0.03)             (0.01)
                                                  ----------          ----------         -----------           --------
NET ASSET VALUE, END OF PERIOD.............       $     1.00          $     1.00         $      1.00           $   1.00
                                                  ==========          ==========         ===========           ========
TOTAL RETURN(5)............................             0.03%(2)            0.18%               3.42%              0.61%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................       $8,188,340          $3,067,369         $15,494,715           $710,457
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............             2.23%(3)            2.03%               2.04%              2.03%(3)
  After expense reimbursement..............             1.35%(3)            1.83%               2.00%              2.00%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............            (0.70%)(3)           0.02%               3.29%              4.37%(3)
  After expense reimbursement..............             0.18%(3)            0.22%               3.33%              4.40%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                         FEBRUARY 28, 2003 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Dow 30/Short Fund, Warwick Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Dow 30/Short Fund commenced operations on November 5, 2002, and the Warwick Fund commenced operations on November 1, 2002.

The objective of the U.S. Plus Fund is to provide daily investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the Dow 30/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Dow. The objective of the Warwick Fund is to seek capital appreciation through the investment in specifically designed portfolios of equities and equity-linked securities of medium to large-capitalization companies and technology-based companies, including securities of companies included in the NASDAQ Index or the CBS Marketwatch Index ("Marketwatch 75"). The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Effective February 2, 2000, the Trust redesignated outstanding shares as Investor Class shares and began offering two new classes of shares: Advisor Class and Broker Class. Investor Class shares, except for Investor Class shares of the Warwick Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Investor Class shares of the Warwick Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of the Investor Class average daily net assets. The Board has authorized each Fund's Investor Class shares, except the Warwick Fund's, to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses. For the period ended February 28, 2003, the expense limit on total annual operating expenses was 1.75% for the Plus Funds and 1.95% for the Short Funds. The Board has authorized the Warwick Fund's Investor Class shares to pay Rule 12b-1 fees equal to 0.25% of Investor Class average daily net assets. Advisor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Advisor Class' average daily net assets. Broker Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Broker Class' on average daily net assets. The Broker Class shares are subject to a contingent deferred sales charge ("CDSC") upon redemption from the Fund within six years from the time of the original purchase. Each class of shares for each Fund has identical rights and privileges except with respect to Rule 12b-1 fees, voting rights on any other matters pertaining to a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund, Small Cap/Short Fund, and the Dow 30/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the security or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The tax character of distributions during the period ended February 28, 2003 and the fiscal year ended August 31, 2002 were as follows:

                                            U.S. PLUS FUND                             U.S./SHORT FUND
                               ----------------------------------------    ----------------------------------------
                                    PERIOD ENDED             YEAR ENDED         PERIOD ENDED             YEAR ENDED
                               FEBRUARY 28, 2003        AUGUST 31, 2002    FEBRUARY 28, 2003        AUGUST 31, 2002
                               -----------------    -------------------    -----------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                   $      --        $                --        $      --        $            49,941
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
LONG-TERM CAPITAL GAIN
  Investor Class                          --                         --               --                         --
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
                                   ---------        -------------------        ---------        -------------------
     TOTAL DISTRIBUTIONS
       PAID                        $      --        $                --        $      --        $            49,941
                                   =========        ===================        =========        ===================

                                            OTC PLUS FUND                               OTC/SHORT FUND
                               ----------------------------------------    ----------------------------------------
                                    PERIOD ENDED             YEAR ENDED         PERIOD ENDED             YEAR ENDED
                               FEBRUARY 28, 2003        AUGUST 31, 2002    FEBRUARY 28, 2003        AUGUST 31, 2002
                               -----------------    -------------------    -----------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                   $      --        $                --        $      --        $            36,513
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
LONG-TERM CAPITAL GAIN
  Investor Class                          --                         --               --                         --
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
                                   ---------        -------------------        ---------        -------------------
     TOTAL DISTRIBUTIONS
       PAID                        $      --        $                --        $      --        $            36,513
                                   =========        ===================        =========        ===================

                                         SMALL CAP PLUS FUND                         SMALL CAP/SHORT FUND
                               ----------------------------------------    ----------------------------------------
                                    PERIOD ENDED             YEAR ENDED         PERIOD ENDED             YEAR ENDED
                               FEBRUARY 28, 2003        AUGUST 31, 2002    FEBRUARY 28, 2003        AUGUST 31, 2002
                               -----------------    -------------------    -----------------    -------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                   $      --        $           520,652        $      --        $         4,569,968
  Advisor Class                           --                     11,452               --                         --
  Broker Class                            --                     28,670               --                         --
LONG-TERM CAPITAL GAIN
  Investor Class                          --                         --        2,812,521                    855,606
  Advisor Class                           --                         --               --                         --
  Broker Class                            --                         --               --                         --
                                   ---------        -------------------        ---------        -------------------
     TOTAL DISTRIBUTIONS
       PAID                        $      --        $           560,774        $2,812,521       $         5,425,574
                                   =========        ===================        =========        ===================

                                                                                                DOW 30/
                                                           DOW 30 PLUS FUND                   SHORT FUND
                                               ----------------------------------------    -----------------
                                                    PERIOD ENDED             YEAR ENDED         PERIOD ENDED
                                               FEBRUARY 28, 2003        AUGUST 31, 2002    FEBRUARY 28, 2003
                                               -----------------    -------------------    -----------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                   $      --        $            34,554         $      --
  Advisor Class                                           --                         --                --
  Broker Class                                            --                        771                --
LONG-TERM CAPITAL GAIN
  Investor Class                                          --                         --                --
  Advisor Class                                           --                         --                --
  Broker Class                                            --                         --                --
                                                   ---------        -------------------         ---------
     TOTAL DISTRIBUTIONS PAID                      $      --        $            35,325         $      --
                                                   =========        ===================         =========

                                                 WARWICK FUND          U.S. GOVERNMENT MONEY MARKET FUND
                                               -----------------    ---------------------------------------
                                                    PERIOD ENDED            PERIOD ENDED         YEAR ENDED
                                               FEBRUARY 28, 2003       FEBRUARY 28, 2003    AUGUST 31, 2002
                                               -----------------    --------------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                   $      --        $            93,452        $ 566,177
  Advisor Class                                           --                        934           33,051
  Broker Class                                            --                      1,096           29,024
LONG-TERM CAPITAL GAIN
  Investor Class                                          --                         --               --
  Advisor Class                                           --                         --               --
  Broker Class                                            --                         --               --
                                                   ---------        -------------------        ---------
     TOTAL DISTRIBUTIONS PAID                      $      --        $            95,482        $ 628,252
                                                   =========        ===================        =========

As of February 28, 2003, the components of distributable earnings were as follows:

                                               U.S. PLUS     U.S./SHORT         OTC PLUS       OTC/SHORT
                                                    FUND           FUND             FUND            FUND
                                            ------------    -----------    -------------    ------------
Cost basis of Investments for federal
  income tax purposes                       $  2,281,735    $12,089,090    $  14,598,537    $  8,866,998
Unrealized Appreciation                            6,442             --        4,307,249              --
Unrealized Depreciation                          (92,602)            --         (128,399)             --
                                            ------------    -----------    -------------    ------------
Net unrealized
  appreciation/(depreciation)                    (86,160)            --        4,178,850              --
Undistributed ordinary income/(loss)            (112,518)      (211,725)        (181,157)        (46,948)
Undistributed long-term gain/(loss)          (34,637,095)    (4,268,884)    (110,941,513)    (21,940,974)
                                            ------------    -----------    -------------    ------------
Distributable earnings                      $(34,835,773)   $(4,480,609)   $(106,943,820)   $(21,987,922)
                                            ============    ===========    =============    ============

                                            SMALL CAP PLUS        SMALL CAP/SHORT     DOW 30 PLUS           DOW 30/SHORT
                                                      FUND                   FUND            FUND                   FUND
                                       -------------------    -------------------    ------------    -------------------
Cost basis of Investments for
  federal income tax purposes          $         3,097,205    $        31,471,599    $ 18,921,892    $         9,990,984
Unrealized Appreciation                                 --                     --       1,583,951                     --
Unrealized Depreciation                                 --                     --        (224,436)                    --
                                       -------------------    -------------------    ------------    -------------------
Net unrealized
  appreciation/(depreciation)                           --                     --       1,359,515                     --
Undistributed ordinary
  income/(loss)                                   (238,234)              (218,875)         98,301                 (8,988)
Undistributed long-term gain/(loss)            (35,553,207)             2,277,769     (32,344,549)              (216,277)
                                       -------------------    -------------------    ------------    -------------------
Distributable earnings                 $       (35,791,441)   $         2,058,894    $(30,886,733)   $          (225,265)
                                       ===================    ===================    ============    ===================

                                                                                   U.S. GOVERNMENT
                                                                    WARWICK           MONEY MARKET
                                                                       FUND                   FUND
                                                                -----------    -------------------
Cost basis of Investments for federal income tax purposes       $33,170,066    $        44,260,058
Unrealized Appreciation                                                  --                     --
Unrealized Depreciation                                                  --                     --
                                                                -----------    -------------------
Net unrealized appreciation/(depreciation)                               --                     --
Undistributed ordinary income/(loss)                                (89,015)                    --
Undistributed long-term gain/(loss)                              (1,295,392)                    --
                                                                -----------    -------------------
Distributable earnings                                          $(1,384,407)   $                --
                                                                ===========    ===================

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

                                          U.S. PLUS FUND                        U.S./SHORT FUND
                                -----------------------------------   -----------------------------------
                                SIX MONTHS ENDED                      SIX MONTHS ENDED
                                FEBRUARY 28, 2003     YEAR ENDED      FEBRUARY 28, 2003     YEAR ENDED
                                   (UNAUDITED)      AUGUST 31, 2002      (UNAUDITED)      AUGUST 31, 2002
                                -----------------   ---------------   -----------------   ---------------
INVESTOR CLASS:
Shares sold                         20,900,260         48,096,389         5,514,891          3,795,253
Shares issued to holders in
  reinvestment of dividends                 --                 --                --              1,371
Shares redeemed                    (28,432,911)       (41,120,307)       (5,267,432)        (4,145,494)
                                   -----------        -----------        ----------         ----------
  Net increase (decrease)           (7,532,651)         6,976,082           247,459           (348,870)
                                   -----------        -----------        ----------         ----------
ADVISOR CLASS:
Shares sold                          1,934,661          6,720,973           365,156          2,256,588
Shares issued to holders in
  reinvestment of dividends                 --                 --                --                 --
Shares redeemed                     (2,065,529)        (6,736,189)         (365,077)        (2,256,593)
                                   -----------        -----------        ----------         ----------
  Net increase (decrease)             (130,868)           (15,216)               79                 (5)
                                   -----------        -----------        ----------         ----------
BROKER CLASS:
Shares sold                              5,327             54,297
Shares issued to holders in
  reinvestment of dividends                 --                 --
Shares redeemed                         (8,912)           (53,030)
                                   -----------        -----------
  Net increase (decrease)               (3,585)             1,267
                                   -----------        -----------
Total net increase (decrease)
  from capital share
  transactions                      (7,667,104)         6,962,133           247,538           (348,875)
                                   ===========        ===========        ==========         ==========

                                          OTC PLUS FUND                           OTC/SHORT FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2003      YEAR ENDED       FEBRUARY 28, 2003      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2002       (UNAUDITED)       AUGUST 31, 2002
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                        21,171,697          30,071,476          2,455,534           12,495,760
Shares issued to holders in
  reinvestment of dividends                --                  --                 --                1,974
Shares redeemed                   (27,313,865)        (24,132,894)        (2,069,590)         (12,519,246)
                                  -----------         -----------         ----------          -----------
  Net increase (decrease)          (6,142,168)          5,938,582            385,944              (21,512)
                                  -----------         -----------         ----------          -----------
ADVISOR CLASS:
Shares sold                            71,211             636,766
Shares issued to holders in
  reinvestment of dividends                --                  --
Shares redeemed                       (93,541)           (608,015)
                                  -----------         -----------
  Net increase (decrease)             (22,330)             28,751
                                  -----------         -----------
BROKER CLASS:
Shares sold                             1,867              57,005
Shares issued to holders in
  reinvestment of dividends                --                  --
Shares redeemed                       (10,203)            (35,108)
                                  -----------         -----------
  Net increase (decrease)              (8,336)             21,897
                                  -----------         -----------
Total net increase (decrease)
  from capital share
  transactions                     (6,172,834)          5,989,230            385,944              (21,512)
                                  ===========         ===========         ==========          ===========

                                       SMALL CAP PLUS FUND                     SMALL CAP/SHORT FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2003      YEAR ENDED       FEBRUARY 28, 2003      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2002       (UNAUDITED)       AUGUST 31, 2002
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                        27,442,281          43,168,373          6,288,658           24,261,515
Shares issued to holders in
  reinvestment of dividends                --              44,635             63,094                6,102
Shares redeemed                   (27,311,172)        (43,176,946)        (5,983,555)         (24,109,342)
                                  -----------         -----------         ----------          -----------
  Net increase (decrease)             131,109              36,062            368,197              158,275
                                  -----------         -----------         ----------          -----------
ADVISOR CLASS:
Shares sold                           540,736           2,708,088
Shares issued to holders in
  reinvestment of dividends                --                 903
Shares redeemed                      (593,196)         (2,661,296)
                                  -----------         -----------
  Net increase (decrease)             (52,460)             47,695
                                  -----------         -----------
BROKER CLASS:
Shares sold                             4,647          14,223,128
Shares issued to holders in
  reinvestment of dividends                --                  50
Shares redeemed                    (1,153,194)        (12,981,685)
                                  -----------         -----------
  Net increase (decrease)          (1,148,547)          1,241,493
                                  -----------         -----------
Total net increase (decrease)
  from capital share
  transactions                     (1,069,898)          1,325,250            368,197              158,275
                                  ===========         ===========         ==========          ===========

                                                        DOW 30 PLUS FUND              DOW 30/SHORT FUND
                                              ------------------------------------    -----------------
                                              SIX MONTHS ENDED                          PERIOD ENDED
                                              FEBRUARY 28, 2003      YEAR ENDED       FEBRUARY 28, 2003
                                                 (UNAUDITED)       AUGUST 31, 2002       (UNAUDITED)
                                              -----------------    ---------------    -----------------
INVESTOR CLASS:
Shares sold                                       31,415,967          52,598,468           677,604
Shares issued to holders in reinvestment
  of dividends                                            --               3,059                --
Shares redeemed                                  (36,062,952)        (46,284,209)         (671,287)
                                                 -----------         -----------          --------
  Net increase (decrease)                         (4,646,985)          6,317,318             6,317
                                                 -----------         -----------          --------
ADVISOR CLASS:
Shares sold                                        3,417,566          13,837,417
Shares issued to holders in reinvestment
  of dividends                                            --                  --
Shares redeemed                                   (3,398,414)        (13,829,645)
                                                 -----------         -----------
  Net increase (decrease)                             19,152               7,772
                                                 -----------         -----------
BROKER CLASS:
Shares sold                                           18,030              92,564
Shares issued to holders in reinvestment
  of dividends                                            --                 100
Shares redeemed                                      (17,150)            (17,333)
                                                 -----------         -----------
  Net increase (decrease)                                880              75,331
                                                 -----------         -----------
Total net increase (decrease) from capital
  share transactions                              (4,626,953)          6,400,421             6,317
                                                 ===========         ===========          ========

                                                                              U.S. GOVERNMENT
                                                 WARWICK FUND                MONEY MARKET FUND
                                               -----------------    ------------------------------------
                                                 PERIOD ENDED       SIX MONTHS ENDED
                                               FEBRUARY 28, 2003    FEBRUARY 28, 2003      YEAR ENDED
                                                  (UNAUDITED)          (UNAUDITED)       AUGUST 31, 2002
                                               -----------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                                        1,905,796           285,493,892        1,148,146,926
Shares issued to holders in reinvestment of
  dividends                                               --                79,216              471,364
Shares redeemed                                     (175,112)         (303,063,642)      (1,158,953,153)
                                                   ---------          ------------       --------------
  Net increase (decrease)                          1,730,684           (17,490,534)         (10,334,863)
                                                   ---------          ------------       --------------
ADVISOR CLASS:
Shares sold                                                             34,673,634          182,001,633
Shares issued to holders in reinvestment of
  dividends                                                                    795               28,199
Shares redeemed                                                        (38,405,428)        (194,446,485)
                                                                      ------------       --------------
  Net increase (decrease)                                               (3,730,999)         (12,416,653)
                                                                      ------------       --------------
BROKER CLASS:
Shares sold                                                              7,972,115          142,481,299
Shares issued to holders in reinvestment of
  dividends                                                                  1,066               26,942
Shares redeemed                                                         (2,852,209)        (154,935,587)
                                                                      ------------       --------------
  Net increase (decrease)                                                5,120,972          (12,427,346)
                                                                      ------------       --------------
Total net increase (decrease) from capital
  share transactions                               1,730,684           (16,100,561)         (35,178,862)
                                                   =========          ============       ==============

4. INVESTMENT TRANSACTIONS

During the six months ended February 28, 2003, the aggregate purchases and sales of investments (excluding short-term investments, options swaps and futures contracts) were:

                                                                                                             SMALL CAP
                         U.S. PLUS FUND   U.S./SHORT FUND      OTC PLUS FUND    OTC/SHORT FUND               PLUS FUND
                         --------------   ---------------      -------------    --------------            ------------
Purchases                 $ 16,304,700     $ 15,751,626        $ 78,555,447      $ 17,737,312                       --
Sales                     $ 42,003,945     $ 20,159,268        $110,584,750      $ 12,269,077               $4,954,241

                            SMALL CAP/            DOW 30/           DOW 30/            WARWICK      U.S. GOVERNMENT
                            SHORT FUND          PLUS FUND        SHORT FUND               FUND    MONEY MARKET FUND
                            ----------       ------------       -----------       ------------    -----------------
Purchases                           --       $149,218,780       $12,748,532       $299,829,589                   --
Sales                               --       $172,655,131       $12,712,746       $298,534,197                   --

There were no purchases or sales of long-term U.S. Government Securities.

Transactions in futures contracts for the six months ended February 28, 2003, for the following Funds were as follows:

                                                U.S. PLUS FUND                  U.S./SHORT FUND
                                        ------------------------------   ------------------------------
                                        NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                        CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                        ---------   ------------------   ---------   ------------------
Outstanding at beginning of year                7      $   1,603,031            --      $         --
Contracts opened                              461        102,158,550            94        20,854,223
Contracts closed                             (466)      (103,343,072)          (94)      (20,854,223)
                                        ---------      -------------     ---------      ------------
Outstanding at end of year                      2      $     418,509            --      $         --
                                        =========      =============     =========      ============

                                                OTC PLUS FUND                    OTC/SHORT FUND
                                        ------------------------------   ------------------------------
                                        NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                        CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                        ---------   ------------------   ---------   ------------------
Outstanding at beginning of year              189      $  19,563,351            --      $         --
Contracts opened                            1,038        103,564,221            99         9,867,896
Contracts closed                           (1,168)      (117,274,906)          (99)       (9,867,896)
                                        ---------      -------------     ---------      ------------
Outstanding at end of year                     59      $   5,852,666            --      $         --
                                        =========      =============     =========      ============

                                             SMALL CAP PLUS FUND              SMALL CAP/SHORT FUND
                                        ------------------------------   ------------------------------
                                        NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                        CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                        ---------   ------------------   ---------   ------------------
Outstanding at beginning of year               16      $   3,153,072             5      $    976,272
Contracts opened                              501         96,591,105           217        40,188,477
Contracts closed                             (509)       (98,299,041)         (198)      (36,829,341)
                                        ---------      -------------     ---------      ------------
Outstanding at end of year                      8      $   1,445,136            24      $  4,335,408
                                        =========      =============     =========      ============

                                               DOW 30 PLUS FUND                 DOW 30/SHORT FUND
                                        -------------------------------   ------------------------------
                                        NUMBER OF        AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                        CONTRACTS    VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                        ---------   -------------------   ---------   ------------------
Outstanding at beginning of year              208   $        18,480,716          --      $         --
Contracts opened                            1,230           103,253,531           3           265,809
Contracts closed                           (1,336)         (113,627,738)         (3)         (265,809)
                                        ---------   -------------------   ---------      ------------
Outstanding at end of year                    102   $         8,106,509          --      $         --
                                        =========   ===================   =========      ============

Transactions in short futures contracts for the six months ended February 28, 2003, for the following Funds were as follows:

                                                   U.S. PLUS FUND                     U.S./SHORT FUND
                                          --------------------------------    --------------------------------
                                          NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                          ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                 --    $                --            6    $         1,218,373
Contracts opened                                 37              8,123,934          241             51,367,541
Contracts closed                                (37)            (8,123,934)        (241)           (51,335,316)
                                          ---------    -------------------    ---------    -------------------
Outstanding at end of year                       --    $                --            6    $         1,250,598
                                          =========    ===================    =========    ===================

                                                   OTC/SHORT FUND                   SMALL CAP PLUS FUND
                                          --------------------------------    -------------------------------
                                          NUMBER OF         AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                          ---------    -------------------    ---------   -------------------
Outstanding at beginning of year                 11    $         1,049,951                $                --
Contracts opened                                173             16,506,897          103            23,179,862
Contracts closed                               (179)           (17,063,270)        (103)          (23,179,862)
                                          ---------    -------------------    ---------   -------------------
Outstanding at end of year                        5    $           493,578           --   $                --
                                          =========    ===================    =========   ===================

                                                SMALL CAP/SHORT FUND                 DOW 30/SHORT FUND
                                          --------------------------------    -------------------------------
                                          NUMBER OF         AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                          ---------    -------------------    ---------   -------------------
Outstanding at beginning of year                 --    $                --           --   $                --
Contracts opened                                355             67,944,177           54             4,246,768
Contracts closed                               (355)           (67,944,177)         (52)           (4,128,297)
                                          ---------    -------------------    ---------   -------------------
Outstanding at end of year                       --    $                --            2   $           118,471
                                          =========    ===================    =========   ===================

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred November 1st and the end of their fiscal year.

At February 28, 2003, the following funds deferred, on a tax basis, post-October losses of:

FUND                                                            POST-OCTOBER LOSSES
----                                                            -------------------
U.S. Plus Fund..............................................    $           339,710
U.S./Short Fund.............................................                385,800
OTC Plus Fund...............................................             20,671,797
OTC/Short Fund..............................................                999,933
Small Cap Plus Fund.........................................              7,593,891
Dow 30 Plus Fund............................................              2,720,787
U.S. Government Money Market Fund...........................                    377

These amounts may be used to offset future capital gains.

At February 28, 2003, the U.S. Plus Fund had accumulated net realized capital loss carryovers of $1,594,431 expiring in 2009 and $5,449,982 expiring in 2010. The U.S./Short Fund had accumulated net realized capital loss carryovers of $2,179,437 expiring in 2008 and $574,553 expiring in 2009. The OTC Plus Fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009 and $25,356,444 expiring in 2010. The OTC/Short Fund had accumulated net realized capital loss carryovers of $1,382,129 expiring in 2008, $975,355 expiring in 2009 and $304,294 expiring 2010. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $1,799,879 expiring in 2009 and $14,079,627 expiring 2010. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009 and $1,065,227 expiring 2010. The U.S. Government Money Market Fund had accumulated net realized capital loss carryovers of $781 expiring in 2009 and $1,619 expiring in 2010. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each class' daily net assets. In addition, the Adviser has entered into a sub-advisory agreement relating to the Warwick Fund whereby the sub-adviser will direct investment activities of the Warwick Fund. The Adviser pays, out of the management fee it receives from the Warwick Fund, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the six months ended February 28, 2003, the Advisor agreed to pay all operating expenses (excluding dividends on short positions and interest expenses relating to swap contracts), in excess of the annual cap on expenses presented below as applied to each class' daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any class to exceed such annual cap on expenses. For the six months ended February 28, 2003, the Advisor paid the following expenses by class:

                                       U.S. PLUS FUND    U.S./SHORT FUND    OTC PLUS FUND    OTC/SHORT FUND
                                       --------------    ---------------    -------------    --------------
INVESTOR CLASS:

Annual Advisory rate                         0.75%              0.90%            0.75%             0.90%
Annual cap on expenses:                      1.75%              1.95%            1.75%             1.95%
Expenses paid in excess of annual cap
  on expenses -- 2003                     $    --            $    --            $  --            $3,250
Voluntary waiver -- 2003                  $    --            $    --            $  --            $   --
Advisor expense waiver
  recovery -- 2003                        $13,561            $15,490            $  --            $   --

ADVISOR CLASS:

Annual Advisory rate                         0.75%              0.90%            0.75%
Annual cap on expenses:                      2.75%              2.95%            2.75%
Expenses paid in excess of annual cap
  on expenses -- 2003                     $    --            $    --            $  --
Voluntary waiver -- 2003                  $   319            $    --            $ 282
Advisor expense waiver
  recovery -- 2003                        $   148            $   323            $  --

BROKER CLASS:

Annual Advisory rate                         0.75%                               0.75%
Annual cap on expenses:                      2.50%                               2.50%
Expenses paid in excess of annual cap
  on expenses -- 2003                     $    --                               $  --
Voluntary waiver -- 2003                  $   443                               $ 392
Advisor expense waiver
  recovery -- 2003                        $   198                               $  --

                                                                                                        U.S.
                                                                                                     GOVERNMENT
                                        SMALL CAP   SMALL CAP/    DOW 30       DOW 30     WARWICK   MONEY MARKET
                                        PLUS FUND   SHORT FUND   PLUS FUND   SHORT FUND    FUND         FUND
                                        ---------   ----------   ---------   ----------   -------   ------------
INVESTOR CLASS:

Annual Advisory rate                       0.75%       0.90%       0.75%         0.90%      1.00%        0.50%
Annual cap on expenses:                    1.75%       1.95%       1.75%         1.95%      2.00%        1.00%
Expenses paid in excess of annual cap
  on expenses -- 2003                    $   --        $ --        $ --        $8,963     $1,158      $38,413
Voluntary waiver -- 2003                 $   --        $ --        $ --        $  663     $   --      $    --
Advisor expense waiver
  recovery -- 2003                       $   --        $ --        $ --        $   --     $   --      $    --

ADVISOR CLASS:

Annual Advisory rate                       0.75%                   0.75%                                 0.50%
Annual cap on expenses:                    2.75%                   2.75%                                 2.00%
Expenses paid in excess of annual cap
  on expenses -- 2003                    $   --                    $ --                               $ 4,571
Voluntary waiver -- 2003                 $  140                    $ 24                               $10,768
Advisor expense waiver
  recovery -- 2003                       $   --                    $ --                               $    --

BROKER CLASS:

Annual Advisory rate                       0.75%                   0.75%                                 0.50%
Annual cap on expenses:                    2.50%                   2.50%                                 2.00%
Expenses paid in excess of annual cap
  on expenses -- 2003                    $   --                    $ --                               $ 5,615
Voluntary waiver -- 2003                 $2,334                    $141                               $15,845
Advisor expense waiver
  recovery -- 2003                       $   --                    $ --                               $    --

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

Remaining expenses subject to potential recovery expiring in:

                           U.S.                       U.S./                       OTC                       OTC/
                           PLUS                       SHORT                      PLUS                       SHORT
                           FUND                       FUND                       FUND                       FUND
                          -------                    -------                    -------                    -------
2003                      $    --                    $ 8,513                      $--                      $ 4,411
2004                      $    --                    $48,239                      $--                      $28,654
2005                      $30,727                    $30,122                      $--                      $    --
2006                      $    --                    $    --                      $--                      $ 3,250

                                                                                                            U.S.
                              SMALL         SMALL                                                        GOVERNMENT
                               CAP          CAP/          DOW 30         DOW 30/                           MONEY
                              PLUS          SHORT          PLUS           SHORT          WARWICK           MARKET
                              FUND          FUND           FUND           FUND            FUND              FUND
                              -----         -----         ------         -------         -------         ----------
2003                           $--           $--           $--            N/A             N/A             $13,047
2004                           $--           $--           $--            N/A             N/A             $39,683
2005                           $--           $--           $--            N/A             N/A             $23,045
2006                           $--           $--           $--           $8,963          $1,158           $48,598

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, other than the Warwick Fund, which authorizes it to pay Rafferty Capital Markets, LLC (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class and a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Advisor Class and Broker Class.

During the six months ended February 28, 2003, the Investor Class of the OTC Plus Fund, Small Cap Plus Fund, Small Cap Short Fund, Dow 30 Plus Fund and the Warwick Fund incurred expenses of $22,537, $22,830, $58,577, $27,712, and $28,262, respectively, pursuant to the 12b-1 Plan. During the six months ended February 28, 2003, the Advisor Class of the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $1,328, $1,853, $1,037, $1,833, $1,531, and
$19,947, respectively, pursuant to the 12b-1 Plan. During the six months ended February 28, 2003, the Broker Class of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $1,775, $1,446, $30,553, $2,141, and $24,501, respectively, pursuant to the 12b-1 Plan.

6. INDEX SWAP CONTRACTS

During the six months ended February 28, 2003, the U.S. Plus Fund and Small Cap Plus Fund entered into long index swap contracts and the U.S./Short Fund, Small Cap/Short Fund and the Dow 30/Short Fund entered into short index swap contracts with Lehman Brothers Finance S.A. A long index swap contract entitles the Fund to receive from the counterparty any capital appreciation of the selected index, while obligating the Fund to pay the counterparty any capital depreciation of the selected index as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 20 basis points and LIBOR plus 35 basis points for the U.S. Plus Fund and Small Cap Plus Fund, respectively. A short index swap contract obligates the Fund to pay the counterparty any capital appreciation of the selected index, while entitling the Fund to receive from the counterparty any capital depreciation of the selected index as well as interest on the notional value of the contract at a rate equal to LIBOR less 10 basis points, LIBOR less 35 basis points, and LIBOR less 30 basis points for the U.S. Short/Fund, Small Cap/Short Fund and Dow 30/Short Fund, respectively.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract, along with interest receivable on short index contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying index.

                                        73